UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797922.105

ADGF-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.5%
BorgWarner, Inc.	31,000	$ 535
Federal-Mogul Corp. Class A (a)	75,999	492
Johnson Controls, Inc.	82,900	943
The Goodyear Tire & Rubber Co. (a)	129,200	574
		2,544
Automobiles - 0.1%
Renault SA	14,600	210
Thor Industries, Inc.	6,400	69
Winnebago Industries, Inc.	31,804	129
		408
Distributors - 0.2%
LKQ Corp. (a)	58,200	786
Diversified Consumer Services - 1.2%
H&R Block, Inc.	109,529	2,092
Hillenbrand, Inc.	126,400	2,120
Navitas Ltd.	134,840	196
Princeton Review, Inc. (a)	70,791	326
Regis Corp.	25,579	322
Service Corp. International	125,500	424
Stewart Enterprises, Inc. Class A	435,100	1,009
		6,489
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	94,900	1,044
Darden Restaurants, Inc.	37,500	1,018
DineEquity, Inc. (d)	40,000	294
Las Vegas Sands Corp. unit	36,700	1,395
McCormick & Schmick's Seafood Restaurants (a)	66,400	153
McDonald's Corp.	19,300	1,008
Sonic Corp. (a)	74,300	669
Starwood Hotels & Resorts Worldwide, Inc.	87,000	1,008
Vail Resorts, Inc. (a)(d)	11,619	219
WMS Industries, Inc. (a)	10,000	181
		6,989
Household Durables - 1.0%
Black & Decker Corp.	24,300	575
Centex Corp.	34,600	215
Meritage Homes Corp. (a)	31,100	309
Mohawk Industries, Inc. (a)	26,600	601
Newell Rubbermaid, Inc.	78,600	444
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
NVR, Inc. (a)	300	$ 100
Pulte Homes, Inc.	99,000	909
Snap-On, Inc.	16,300	385
Stanley Furniture Co., Inc.	39,700	318
The Stanley Works	19,600	524
Whirlpool Corp.	29,100	647
		5,027
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	43,000	984
Media - 2.9%
Ascent Media Corp. (a)	39,084	917
Cablevision Systems Corp. - NY Group Class A	1,900	25
CC Media Holdings, Inc. Class A (a)	134,400	141
Comcast Corp. Class A (special) (non-vtg.)	348,499	4,234
Discovery Communications, Inc. (a)	10,900	169
DISH Network Corp. Class A (a)	146,200	1,645
Informa PLC	134,100	406
Lamar Advertising Co. Class A (a)	34,500	239
Liberty Media Corp. - Entertainment Class A (a)	113,500	1,966
Live Nation, Inc. (a)	160,300	563
The DIRECTV Group, Inc. (a)	50,890	1,015
The Walt Disney Co.	66,293	1,112
Time Warner, Inc.	396,500	3,025
		15,457
Multiline Retail - 0.3%
Target Corp.	61,836	1,751
Tuesday Morning Corp. (a)	99,600	88
		1,839
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	66,100	2,528
Asbury Automotive Group, Inc.	32,500	93
AutoNation, Inc. (a)	19,400	194
Collective Brands, Inc. (a)	67,490	699
Dick's Sporting Goods, Inc. (a)	16,600	205
Group 1 Automotive, Inc.	17,600	188
Home Depot, Inc.	73,107	1,527
Lowe's Companies, Inc.	211,100	3,344
Lumber Liquidators, Inc. (a)	64,504	618
O'Reilly Automotive, Inc. (a)	1,400	47
OfficeMax, Inc.	67,500	258
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	6,700	$ 198
Sally Beauty Holdings, Inc. (a)	166,775	645
Sherwin-Williams Co.	17,470	803
Sonic Automotive, Inc. Class A (sub. vtg.)	79,500	114
Staples, Inc.	142,518	2,273
The Men's Wearhouse, Inc.	149,000	1,591
Tween Brands, Inc. (a)	363,800	437
Urban Outfitters, Inc. (a)	14,200	236
		15,998
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	1,100	32
American Apparel, Inc. (a)	209,709	361
		393
TOTAL CONSUMER DISCRETIONARY		56,914
CONSUMER STAPLES - 7.2%
Beverages - 1.1%
Anheuser-Busch InBev NV	112,960	3,086
Carlsberg AS Series B	23,400	789
Fomento Economico Mexicano SAB de CV sponsored ADR	2,800	65
PepsiCo, Inc.	11,700	563
The Coca-Cola Co.	29,900	1,221
		5,724
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	155,991	4,015
Kroger Co.	66,800	1,381
Rite Aid Corp. (a)	104,351	29
Safeway, Inc.	6,800	126
Winn-Dixie Stores, Inc. (a)	208,700	2,018
		7,569
Food Products - 2.3%
Cermaq ASA	140,800	570
Corn Products International, Inc.	62,300	1,257
Global Bio-Chem Technology Group Co. Ltd.	5,950,000	658
Leroy Seafood Group ASA	121,100	768
Marine Harvest ASA (a)	7,570,000	1,810
Nestle SA (Reg.)	35,492	1,160
Ralcorp Holdings, Inc. (a)	28,300	1,715
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	107,200	$ 842
The J.M. Smucker Co.	13,397	497
Tyson Foods, Inc. Class A	324,850	2,738
		12,015
Household Products - 1.5%
Central Garden & Pet Co. (a)	79,500	584
Clorox Co.	24,800	1,205
Energizer Holdings, Inc. (a)	24,797	1,046
Kimberly-Clark Corp.	38,704	1,823
Procter & Gamble Co.	68,145	3,283
		7,941
Personal Products - 0.1%
Avon Products, Inc.	26,200	461
Estee Lauder Companies, Inc. Class A	9,500	215
Mead Johnson Nutrition Co. Class A (a)	800	22
		698
Tobacco - 0.8%
Imperial Tobacco Group PLC	34,600	828
Philip Morris International, Inc.	99,500	3,330
		4,158
TOTAL CONSUMER STAPLES		38,105
ENERGY - 12.5%
Energy Equipment & Services - 5.0%
BJ Services Co.	9,600	93
Exterran Holdings, Inc. (a)	53,200	963
Global Industries Ltd. (a)	633,762	2,003
Halliburton Co.	93,300	1,522
Helix Energy Solutions Group, Inc. (a)	51,900	161
Nabors Industries Ltd. (a)	68,586	666
National Oilwell Varco, Inc. (a)	361,200	9,655
Noble Corp.	14,266	351
Parker Drilling Co. (a)	80,800	129
Pride International, Inc. (a)	53,600	924
Rowan Companies, Inc.	51,500	624
Smith International, Inc.	102,500	2,202
Superior Energy Services, Inc. (a)	41,800	551
Tidewater, Inc.	52,200	1,844
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (a)	9,400	$ 562
Weatherford International Ltd. (a)	396,864	4,235
		26,485
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.	33,705	468
Boardwalk Pipeline Partners, LP	62,300	1,315
Cabot Oil & Gas Corp.	9,700	198
Canadian Natural Resources Ltd.	4,700	151
Chesapeake Energy Corp.	253,100	3,958
Comstock Resources, Inc. (a)	31,200	949
Concho Resources, Inc. (a)	24,300	485
Continental Resources, Inc. (a)	14,200	226
Denbury Resources, Inc. (a)	103,700	1,336
El Paso Corp.	78,200	528
Energy Transfer Equity LP	59,100	1,160
EXCO Resources, Inc. (a)	235,761	2,148
Foundation Coal Holdings, Inc.	71,200	1,145
Frontier Oil Corp.	66,500	908
Goodrich Petroleum Corp. (a)	45,700	907
Hess Corp.	76,500	4,184
Nexen, Inc.	81,900	1,119
OPTI Canada, Inc. (a)	650,300	511
Peabody Energy Corp.	21,600	511
Penn Virginia Corp.	43,700	605
Petrohawk Energy Corp. (a)	379,913	6,466
Plains Exploration & Production Co. (a)	130,900	2,505
Range Resources Corp.	37,500	1,334
Rosetta Resources, Inc. (a)	14,400	73
Southwestern Energy Co. (a)	79,300	2,281
Suncor Energy, Inc.	47,500	988
Sunoco, Inc.	42,660	1,427
Talisman Energy, Inc.	39,900	375
Uranium One, Inc. (a)	64,300	98
Valero Energy Corp.	21,866	424
Williams Companies, Inc.	43,300	489
		39,272
TOTAL ENERGY		65,757
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 13.7%
Capital Markets - 4.2%
Ameriprise Financial, Inc.	24,100	$ 384
Bank of New York Mellon Corp.	218,072	4,835
Bank Sarasin & Co. Ltd. Series B (Reg.)	24,226	511
Cohen & Steers, Inc.	41,300	371
Credit Suisse Group sponsored ADR	7,100	172
EFG International	27,380	190
Fortress Investment Group LLC	188,000	235
Franklin Resources, Inc.	23,800	1,090
Goldman Sachs Group, Inc.	79,853	7,273
Morgan Stanley	264,200	5,162
State Street Corp.	55,932	1,413
T. Rowe Price Group, Inc.	14,800	337
The Blackstone Group LP	54,800	267
		22,240
Commercial Banks - 3.1%
CapitalSource, Inc. (d)	536,555	1,003
Mitsubishi UFJ Financial Group, Inc.	206,900	935
PNC Financial Services Group, Inc.	203,853	5,573
Sumitomo Mitsui Financial Group, Inc.	2,600	82
UCBH Holdings, Inc.	63,389	101
Wells Fargo & Co.	681,715	8,249
Wintrust Financial Corp.	16,650	207
		16,150
Consumer Finance - 0.4%
Capital One Financial Corp.	40,500	488
Discover Financial Services	93,787	537
Promise Co. Ltd.	40,050	535
SLM Corp. (a)	65,700	302
		1,862
Diversified Financial Services - 3.4%
Bank of America Corp.	392,485	1,550
BM&F BOVESPA SA	236,100	594
CIT Group, Inc.	173,538	425
JPMorgan Chase & Co.	399,900	9,138
PICO Holdings, Inc. (a)	280,300	6,122
		17,829
Insurance - 1.8%
ACE Ltd.	27,400	1,000
Assurant, Inc.	24,600	502
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	17,600	$ 1,146
Loews Corp.	21,700	431
Maiden Holdings Ltd. (e)	104,100	464
Marsh & McLennan Companies, Inc.	10,000	179
MBIA, Inc. (a)	171,023	469
MetLife, Inc.	56,274	1,039
Montpelier Re Holdings Ltd.	53,600	681
PartnerRe Ltd.	4,900	303
Platinum Underwriters Holdings Ltd.	21,200	594
Reinsurance Group of America, Inc.	22,472	611
The Travelers Companies, Inc.	58,100	2,100
		9,519
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	42,400	131
Developers Diversified Realty Corp.	30,300	89
Highwoods Properties, Inc. (SBI)	5,400	102
ProLogis Trust	87,400	506
SL Green Realty Corp.	21,100	245
UDR, Inc.	20,427	162
Unibail-Rodamco	1,900	238
Vornado Realty Trust	16,000	524
		1,997
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	548,700	1,586
Forestar Group, Inc. (a)	22,400	168
Jones Lang LaSalle, Inc.	29,100	580
		2,334
TOTAL FINANCIALS		71,931
HEALTH CARE - 13.0%
Biotechnology - 3.9%
Amgen, Inc. (a)	97,600	4,776
Biogen Idec, Inc. (a)	29,700	1,367
Cephalon, Inc. (a)	47,800	3,135
DUSA Pharmaceuticals, Inc. (a)	182,172	220
Genentech, Inc. (a)	26,557	2,272
Genzyme Corp. (a)	13,400	816
Gilead Sciences, Inc. (a)	45,200	2,025
Theravance, Inc. (a)	224,280	3,126
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
United Therapeutics Corp. (a)	5,700	$ 383
Vertex Pharmaceuticals, Inc. (a)	85,500	2,585
		20,705
Health Care Equipment & Supplies - 1.4%
American Medical Systems Holdings, Inc. (a)	59,800	619
Boston Scientific Corp. (a)	66,600	468
C.R. Bard, Inc.	1,400	112
Covidien Ltd.	63,400	2,008
DENTSPLY International, Inc.	31,272	723
Integra LifeSciences Holdings Corp. (a)	44,700	1,167
Inverness Medical Innovations, Inc. (a)	26,400	593
Kinetic Concepts, Inc. (a)	28,300	616
Sonova Holding AG	27,030	1,325
		7,631
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	6,622	217
athenahealth, Inc. (a)	2,400	61
Brookdale Senior Living, Inc.	146,300	534
Coventry Health Care, Inc. (a)	33,200	382
Emeritus Corp. (a)	7,800	52
Express Scripts, Inc. (a)	22,900	1,152
Fresenius Medical Care AG & Co. KGaA	6,700	273
Health Net, Inc. (a)	21,400	282
HealthSouth Corp. (a)	79,400	623
Humana, Inc. (a)	2,800	66
McKesson Corp.	27,700	1,136
Medco Health Solutions, Inc. (a)	52,500	2,130
MEDNAX, Inc. (a)	21,000	622
Triple-S Management Corp. (a)	72,600	836
UnitedHealth Group, Inc.	105,500	2,073
Universal Health Services, Inc. Class B	40,500	1,492
VCA Antech, Inc. (a)	2,400	50
WellPoint, Inc. (a)	46,000	1,560
		13,541
Health Care Technology - 0.1%
IMS Health, Inc.	45,600	571
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	71,500	$ 301
Thermo Fisher Scientific, Inc. (a)	33,900	1,229
		1,530
Pharmaceuticals - 4.7%
Allergan, Inc.	35,400	1,371
Merck & Co., Inc.	111,695	2,703
Perrigo Co.	26,100	524
Pfizer, Inc.	438,000	5,392
Schering-Plough Corp.	180,870	3,145
Shire PLC sponsored ADR	7,900	280
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,300	1,262
Vivus, Inc. (a)	23,700	96
Wyeth	230,500	9,409
XenoPort, Inc. (a)	26,800	560
		24,742
TOTAL HEALTH CARE		68,720
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.1%
Finmeccanica SpA	60,796	775
Honeywell International, Inc.	88,500	2,374
Lockheed Martin Corp.	1,300	82
Northrop Grumman Corp.	54,200	2,025
Orbital Sciences Corp. (a)	69,000	976
Raytheon Co.	33,900	1,355
United Technologies Corp.	88,400	3,609
		11,196
Air Freight & Logistics - 0.3%
FedEx Corp.	35,100	1,517
Airlines - 0.6%
AirTran Holdings, Inc. (a)	151,000	451
Alaska Air Group, Inc. (a)	2,400	53
Delta Air Lines, Inc. (a)	531,825	2,675
		3,179
Building Products - 0.2%
Masco Corp.	147,300	759
Owens Corning (a)	59,875	500
		1,259
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.2%
ACCO Brands Corp. (a)	152,624	$ 145
Cintas Corp.	34,200	694
Clean Harbors, Inc. (a)	5,710	277
Consolidated Graphics, Inc. (a)	13,400	181
EnergySolutions, Inc.	104,100	671
GeoEye, Inc. (a)	127,000	2,870
R.R. Donnelley & Sons Co.	102,700	800
Republic Services, Inc.	40,600	808
		6,446
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	95,500	576
Great Lakes Dredge & Dock Corp.	471,761	1,142
MYR Group, Inc. (a)	43,196	580
Shaw Group, Inc. (a)	30,876	721
URS Corp. (a)	66,100	2,044
		5,063
Electrical Equipment - 1.3%
AMETEK, Inc.	13,800	365
Cooper Industries Ltd. Class A	182,727	3,854
First Solar, Inc. (a)	5,500	582
JA Solar Holdings Co. Ltd. ADR (a)	92,134	187
Renewable Energy Corp. AS (a)	91,000	617
Rockwell Automation, Inc.	4,700	94
Saft Groupe SA	39,463	899
		6,598
Industrial Conglomerates - 1.1%
McDermott International, Inc. (a)	209,328	2,468
Rheinmetall AG	4,500	147
Siemens AG sponsored ADR	40,000	2,025
Textron, Inc.	221,968	1,254
		5,894
Machinery - 1.0%
Cummins, Inc.	45,200	940
Danaher Corp.	24,400	1,239
Eaton Corp.	14,900	539
Ingersoll-Rand Co. Ltd. Class A	35,500	503
Navistar International Corp. (a)	60,500	1,706
Vallourec SA	4,900	381
		5,308
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.1%
Alexander & Baldwin, Inc.	22,300	$ 419
Professional Services - 0.1%
Monster Worldwide, Inc. (a)	67,100	442
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	11,200	658
Con-way, Inc.	49,600	749
Ryder System, Inc.	5,200	119
Union Pacific Corp.	59,200	2,221
Universal Truckload Services, Inc. (a)	134,900	1,631
		5,378
TOTAL INDUSTRIALS		52,699
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 3.8%
Adtran, Inc.	97,900	1,414
Cisco Systems, Inc. (a)	598,000	8,713
Comverse Technology, Inc. (a)	196,400	1,070
Corning, Inc.	213,500	2,252
Juniper Networks, Inc. (a)	185,300	2,633
Motorola, Inc.	700,089	2,464
QUALCOMM, Inc.	42,292	1,414
		19,960
Computers & Peripherals - 1.8%
Apple, Inc. (a)	11,800	1,054
Hewlett-Packard Co.	183,400	5,324
International Business Machines Corp.	17,870	1,645
SanDisk Corp. (a)	43,345	386
Seagate Technology	264,500	1,137
		9,546
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	75,500	1,919
Arrow Electronics, Inc. (a)	72,300	1,202
Avnet, Inc. (a)	145,100	2,506
Bell Microproducts, Inc. (a)	350,800	217
BYD Co. Ltd. (H Shares)	35,500	69
Ingram Micro, Inc. Class A (a)	107,800	1,174
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Itron, Inc. (a)	25,400	$ 1,134
Tyco Electronics Ltd.	71,577	679
		8,900
Internet Software & Services - 1.2%
Art Technology Group, Inc. (a)	170,700	372
Google, Inc. Class A (sub. vtg.) (a)	8,800	2,974
Open Text Corp. (a)	17,550	558
VeriSign, Inc. (a)	115,000	2,223
		6,127
IT Services - 3.4%
Accenture Ltd. Class A	154,322	4,505
Affiliated Computer Services, Inc. Class A (a)	16,000	746
Alliance Data Systems Corp. (a)	11,400	337
Cognizant Technology Solutions Corp. Class A (a)	42,900	789
Fidelity National Information Services, Inc.	68,400	1,197
Lender Processing Services, Inc.	91,859	2,406
MasterCard, Inc. Class A	5,500	869
Perot Systems Corp. Class A (a)	86,700	987
Sapient Corp. (a)	190,200	728
The Western Union Co.	56,606	632
Unisys Corp. (a)	685,900	247
Visa, Inc.	72,100	4,089
WNS Holdings Ltd. sponsored ADR (a)	67,700	288
Wright Express Corp. (a)	12,130	178
		17,998
Semiconductors & Semiconductor Equipment - 4.9%
Altera Corp.	39,600	607
Analog Devices, Inc.	59,300	1,105
Applied Materials, Inc.	263,600	2,428
Atmel Corp. (a)	1,690,941	6,037
Axcelis Technologies, Inc. (a)	490,800	156
Cymer, Inc. (a)	61,100	1,129
Fairchild Semiconductor International, Inc. (a)	121,900	427
International Rectifier Corp. (a)	81,100	1,018
Lam Research Corp. (a)	239,907	4,693
LTX-Credence Corp. (a)	1,404,236	281
Maxim Integrated Products, Inc.	163,500	1,978
MEMC Electronic Materials, Inc. (a)	52,700	791
Microchip Technology, Inc.	13,900	261
Micron Technology, Inc. (a)	114,900	370
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	81,823	$ 892
ON Semiconductor Corp. (a)	578,802	2,118
Semitool, Inc. (a)	135,200	337
Varian Semiconductor Equipment Associates, Inc. (a)	69,950	1,277
		25,905
Software - 2.1%
CA, Inc.	53,100	900
Electronic Arts, Inc. (a)	11,905	194
Informatica Corp. (a)	45,500	587
McAfee, Inc. (a)	29,385	821
Misys PLC	348,400	534
Oracle Corp. (a)	215,400	3,347
Phoenix Technologies Ltd. (a)	12,367	29
Quest Software, Inc. (a)	145,500	1,644
Sourcefire, Inc. (a)	137,700	932
Symantec Corp. (a)	107,500	1,487
THQ, Inc. (a)	204,100	510
		10,985
TOTAL INFORMATION TECHNOLOGY		99,421
MATERIALS - 5.6%
Chemicals - 2.6%
Airgas, Inc.	44,900	1,382
Albemarle Corp.	42,300	819
Arkema sponsored ADR	32,592	440
Celanese Corp. Class A	146,101	1,248
Lubrizol Corp.	27,000	742
Monsanto Co.	42,800	3,264
Solutia, Inc. (a)	197,500	741
Spartech Corp.	150,761	374
Symrise AG	61,300	561
Terra Industries, Inc.	21,600	557
The Mosaic Co.	35,800	1,541
Valspar Corp.	51,200	855
W.R. Grace & Co. (a)	200,326	1,122
		13,646
Containers & Packaging - 0.8%
Greif, Inc. Class A	18,400	566
Owens-Illinois, Inc. (a)	42,324	653
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Pactiv Corp. (a)	51,200	$ 810
Rock-Tenn Co. Class A	38,400	1,060
Temple-Inland, Inc.	248,568	1,181
		4,270
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd.	5,500	276
Alamos Gold, Inc. (a)	105,400	704
ArcelorMittal SA (NY Shares) Class A	25,300	489
Commercial Metals Co.	125,600	1,282
Companhia Vale do Rio Doce sponsored ADR	14,700	189
Eldorado Gold Corp. (a)	183,100	1,544
Franco-Nevada Corp.	3,800	81
Ivanhoe Mines Ltd. (a)	201,900	897
Lihir Gold Ltd. (a)	467,043	968
Newcrest Mining Ltd.	54,653	1,075
Newmont Mining Corp.	28,500	1,186
Red Back Mining, Inc. (a)(e)	8,500	52
Silver Wheaton Corp. (a)	57,900	395
Timminco Ltd. (a)	178,100	461
Titanium Metals Corp.	24,109	141
Yamana Gold, Inc.	196,000	1,713
		11,453
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	33,700	333
TOTAL MATERIALS		29,702
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	158,016	3,756
Cincinnati Bell, Inc. (a)	342,800	569
Qwest Communications International, Inc. (d)	1,078,743	3,657
Verizon Communications, Inc.	94,828	2,705
		10,687
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	3,300	58
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	372,100	$ 1,224
Vivo Participacoes SA sponsored ADR	2,600	42
		1,324
TOTAL TELECOMMUNICATION SERVICES		12,011
UTILITIES - 3.3%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	93,900	2,220
Entergy Corp.	20,502	1,382
Exelon Corp.	69,300	3,272
FirstEnergy Corp.	59,600	2,537
Public Power Corp. of Greece	31,600	478
		9,889
Gas Utilities - 0.2%
EQT Corp.	36,600	1,125
Questar Corp.	7,000	202
		1,327
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	97,400	614
NRG Energy, Inc. (a)	205,214	3,879
Reliant Energy, Inc. (a)	180,900	626
		5,119
Multi-Utilities - 0.2%
CMS Energy Corp.	29,400	325
Sempra Energy	18,000	748
		1,073
Water Utilities - 0.0%
Southwest Water Co.	9,616	46
TOTAL UTILITIES		17,454
TOTAL COMMON STOCKS (Cost $822,739)		512,714
Preferred Stocks - 1.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.1%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. 6.75%	6,000	$ 246
SandRidge Energy, Inc. 8.50% (a)(e)	9,700	959
		1,205
FINANCIALS - 0.5%
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00%	400	185
Huntington Bancshares, Inc. 8.50%	1,219	318
UCBH Holdings, Inc. Series B, 8.50%	500	189
Wells Fargo & Co. 7.50%	1,200	552
		1,244
Diversified Financial Services - 0.3%
CIT Group, Inc. Series C, 8.75%	110,800	1,653
TOTAL FINANCIALS		2,897
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50%	1,300	1,056
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	16,700	903
TOTAL CONVERTIBLE PREFERRED STOCKS		6,061
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	147,006	380
TOTAL PREFERRED STOCKS (Cost $12,207)		6,441
Investment Companies - 0.2%

Ares Capital Corp. (Cost $3,796)	301,000	1,084
Corporate Bonds - 0.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16 (e)	$ 1,490	$ 803
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	1,845	549
HEALTH CARE - 0.4%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	960	698
Pharmaceuticals - 0.2%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (e)	1,500	1,196
TOTAL HEALTH CARE		1,894
TOTAL CONVERTIBLE BONDS		3,246
Nonconvertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,462	320
TOTAL CORPORATE BONDS (Cost $5,640)		3,566
Money Market Funds - 0.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.59% (b)	331,333	$ 331
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	3,731,200	3,731
TOTAL MONEY MARKET FUNDS (Cost $4,062)		4,062
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $848,444)		527,867
NET OTHER ASSETS - (0.2)%		(1,028)
NET ASSETS - 100%		$ 526,839
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,023,000 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	67
Total	$ 70
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 527,867	$ 495,677	$ 32,190	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 3,694
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,276)
Cost of Purchases	-
Proceeds of Sales	(23)
Amortization/Accretion	-
Transfer in/out of Level 3	(1,395)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $866,797,000. Net unrealized depreciation aggregated $338,930,000, of which $13,588,000 related to appreciated investment securities and $352,518,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797933.105

ARG-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Diversified Consumer Services - 2.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	88,800	$ 6,438,000
Career Education Corp. (a)	64,300	1,586,281
ITT Educational Services, Inc. (a)	10,259	1,164,397
		9,188,678
Hotels, Restaurants & Leisure - 1.2%
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	1,377	140
Paddy Power PLC (Ireland)	189,000	2,620,725
Wendy's/Arby's Group, Inc.	581,011	2,631,980
		5,252,845
Media - 11.7%
CBS Corp. Class B	530,200	2,263,954
Comcast Corp. Class A (special) (non-vtg.)	639,707	7,772,440
Interpublic Group of Companies, Inc. (a)	1,135,500	4,326,255
Mediacom Communications Corp. Class A (a)	386,164	1,506,040
The DIRECTV Group, Inc. (a)	205,000	4,087,700
The Walt Disney Co.	1,643,714	27,565,084
Virgin Media, Inc. (d)	989,761	4,731,058
		52,252,531
Specialty Retail - 0.1%
Lowe's Companies, Inc.	32,300	511,632
TOTAL CONSUMER DISCRETIONARY		67,205,686
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc.	27,400	1,349,176
Tobacco - 0.8%
Lorillard, Inc.	58,600	3,424,584
TOTAL CONSUMER STAPLES		4,773,760
ENERGY - 4.0%
Energy Equipment & Services - 0.2%
Willbros Group, Inc. (a)	90,064	646,660
Oil, Gas & Consumable Fuels - 3.8%
Arch Coal, Inc.	90,500	1,257,950
Chesapeake Energy Corp.	134,500	2,103,580
EXCO Resources, Inc. (a)	229,028	2,086,445
James River Coal Co. (a)	195,456	2,148,061
Petrohawk Energy Corp. (a)	43,400	738,668
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleo Brasileiro SA - Petrobras sponsored ADR	207,600	$ 5,756,748
Range Resources Corp.	43,000	1,529,510
XTO Energy, Inc.	48,200	1,526,012
		17,146,974
TOTAL ENERGY		17,793,634
FINANCIALS - 9.3%
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	53,800	4,900,104
Janus Capital Group, Inc.	251,939	1,111,051
Morgan Stanley	403,665	7,887,614
T. Rowe Price Group, Inc.	43,477	988,667
		14,887,436
Commercial Banks - 0.1%
TCF Financial Corp.	26,700	327,342
Diversified Financial Services - 4.3%
CME Group, Inc.	106,306	19,390,214
Insurance - 0.5%
MetLife, Inc.	75,300	1,390,038
Prudential Financial, Inc.	69,900	1,147,059
		2,537,097
Real Estate Investment Trusts - 0.4%
Camden Property Trust (SBI)	37,700	708,383
The Macerich Co. (d)	85,800	979,836
		1,688,219
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	1,039,808	3,005,045
TOTAL FINANCIALS		41,835,353
HEALTH CARE - 19.4%
Biotechnology - 7.6%
Actelion Ltd. (Reg.) (a)	32,150	1,520,292
Biogen Idec, Inc. (a)	601,624	27,698,771
Celgene Corp. (a)	69,200	3,095,316
Cephalon, Inc. (a)	26,600	1,744,694
		34,059,073
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.4%
Amedisys, Inc. (a)	10,757	$ 351,861
IPC The Hospitalist Co., Inc. (a)	11,948	191,407
LHC Group, Inc. (a)	10,010	199,499
VCA Antech, Inc. (a)	489,114	10,168,680
		10,911,447
Life Sciences Tools & Services - 0.6%
Techne Corp.	56,402	2,755,238
Pharmaceuticals - 8.8%
Allergan, Inc.	91,027	3,526,386
Bristol-Myers Squibb Co.	356,225	6,558,102
Cadence Pharmaceuticals, Inc. (a)	54,288	346,357
Elan Corp. PLC sponsored ADR (a)	711,800	4,398,924
Merck & Co., Inc.	202,427	4,898,733
Pfizer, Inc.	1,049,430	12,918,483
Questcor Pharmaceuticals, Inc. (a)	125,278	608,851
Schering-Plough Corp.	220,547	3,835,312
Wyeth	53,800	2,196,116
		39,287,264
TOTAL HEALTH CARE		87,013,022
INDUSTRIALS - 9.4%
Airlines - 7.0%
AMR Corp. (a)	2,727,332	11,154,788
Continental Airlines, Inc. Class B (a)	997,590	9,995,852
Delta Air Lines, Inc. (a)	697,628	3,509,069
UAL Corp. (a)	807,929	3,966,931
US Airways Group, Inc. (a)	1,010,300	2,879,355
		31,505,995
Electrical Equipment - 1.5%
Alstom SA	140,836	6,607,243
Machinery - 0.3%
Deere & Co.	41,641	1,144,711
Marine - 0.6%
Diana Shipping, Inc.	214,300	2,513,739
Genco Shipping & Trading Ltd.	16,100	197,547
		2,711,286
TOTAL INDUSTRIALS		41,969,235
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 2.2%
Alcatel-Lucent SA sponsored ADR (a)	516,400	$ 676,484
Cisco Systems, Inc. (a)	299,000	4,356,430
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	570,300	4,653,648
		9,686,562
Computers & Peripherals - 0.3%
NetApp, Inc. (a)	100,760	1,354,214
Internet Software & Services - 1.3%
DealerTrack Holdings, Inc. (a)	176,090	1,859,510
Equinix, Inc. (a)(d)	86,073	3,994,648
		5,854,158
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	1,025,100	9,441,171
ASML Holding NV (NY Shares)	138,300	2,092,479
KLA-Tencor Corp.	159,629	2,753,600
Kulicke & Soffa Industries, Inc. (a)	278,266	375,659
Lam Research Corp. (a)	175,998	3,442,521
Novellus Systems, Inc. (a)	87,200	1,111,800
		19,217,230
Software - 1.3%
Autonomy Corp. PLC (a)	53,300	918,498
Oracle Corp. (a)	313,600	4,873,344
		5,791,842
TOTAL INFORMATION TECHNOLOGY		41,904,006
MATERIALS - 5.1%
Chemicals - 3.5%
FMC Corp.	72,568	2,933,924
Monsanto Co.	147,802	11,272,859
Terra Industries, Inc.	64,600	1,666,034
		15,872,817
Metals & Mining - 1.6%
AngloGold Ashanti Ltd. sponsored ADR	101,100	3,015,813
Gold Fields Ltd. sponsored ADR	181,000	1,842,580
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	191,700	2,296,566
		7,154,959
TOTAL MATERIALS		23,027,776
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 4.1%
Cbeyond, Inc. (a)	249,611	$ 3,596,895
Qwest Communications International, Inc. (d)	4,319,200	14,642,088
		18,238,983
Wireless Telecommunication Services - 3.7%
Crown Castle International Corp. (a)	157,420	2,761,147
Leap Wireless International, Inc. (a)	203,583	5,519,135
Millicom International Cellular SA	58,800	2,314,956
Sprint Nextel Corp. (a)	1,843,471	6,065,020
		16,660,258
TOTAL TELECOMMUNICATION SERVICES		34,899,241
TOTAL COMMON STOCKS (Cost $642,262,964)		360,421,713
Money Market Funds - 24.4%

Fidelity Cash Central Fund, 0.59% (b)	85,310,588	85,310,588
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	23,837,225	23,837,225
TOTAL MONEY MARKET FUNDS (Cost $109,147,813)		109,147,813
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $751,410,777)		469,569,526
NET OTHER ASSETS - (4.9)%		(21,799,579)
NET ASSETS - 100%		$ 447,769,947
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,031
Fidelity Securities Lending Cash Central Fund	134,539
Total	$ 210,570
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 469,569,526	$ 457,902,628	$ 11,666,898	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $754,058,765. Net unrealized depreciation aggregated $284,489,239, of which $6,317,620 related to appreciated investment securities and $290,806,859 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797923.105

EPG-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	860,699	$ 16,439
Strayer Education, Inc.	195,004	33,102
Universal Technical Institute, Inc. (a)	30,900	341
		49,882
Hotels, Restaurants & Leisure - 2.2%
Burger King Holdings, Inc.	430,853	9,259
Chipotle Mexican Grill, Inc. Class B (a)	28,400	1,425
Marriott International, Inc. Class A	380,800	5,392
McDonald's Corp.	768,824	40,171
Starwood Hotels & Resorts Worldwide, Inc.	18,300	212
		56,459
Media - 0.2%
The Walt Disney Co.	271,900	4,560
Multiline Retail - 0.5%
Target Corp.	409,100	11,582
Specialty Retail - 1.3%
DSW, Inc. Class A (a)(d)	937,317	8,164
Lowe's Companies, Inc.	763,000	12,086
O'Reilly Automotive, Inc. (a)	391,000	13,044
		33,294
Textiles, Apparel & Luxury Goods - 0.2%
American Apparel, Inc. (a)	541,500	931
Lululemon Athletica, Inc. (a)(d)	586,089	3,352
		4,283
TOTAL CONSUMER DISCRETIONARY		160,060
CONSUMER STAPLES - 8.5%
Beverages - 1.8%
PepsiCo, Inc.	326,430	15,714
The Coca-Cola Co.	713,259	29,137
		44,851
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	272,200	11,525
CVS Caremark Corp.	263,315	6,778
Wal-Mart Stores, Inc.	304,000	14,969
		33,272
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.7%
Flowers Foods, Inc.	385,120	$ 8,592
Nestle SA sponsored ADR	1,850,500	60,160
		68,752
Household Products - 2.1%
Colgate-Palmolive Co.	349,700	21,045
Procter & Gamble Co.	664,583	32,013
		53,058
Personal Products - 0.1%
Mead Johnson Nutrition Co. Class A (a)	46,800	1,291
Tobacco - 0.5%
Philip Morris International, Inc.	408,200	13,662
TOTAL CONSUMER STAPLES		214,886
ENERGY - 5.2%
Energy Equipment & Services - 0.6%
Schlumberger Ltd. (NY Shares)	385,200	14,661
Oil, Gas & Consumable Fuels - 4.6%
Chesapeake Energy Corp.	2,567,177	40,151
Denbury Resources, Inc. (a)	1,918,423	24,709
Occidental Petroleum Corp.	120,539	6,252
Southwestern Energy Co. (a)	1,154,405	33,212
Ultra Petroleum Corp. (a)	333,292	11,712
		116,036
TOTAL ENERGY		130,697
FINANCIALS - 18.3%
Capital Markets - 6.8%
Bank of New York Mellon Corp.	661,200	14,659
Charles Schwab Corp.	1,340,133	17,033
Credit Suisse Group sponsored ADR	55,000	1,329
Goldman Sachs Group, Inc.	921,587	83,938
JMP Group, Inc.	124,100	676
Morgan Stanley	2,020,343	39,478
Northern Trust Corp.	96,200	5,344
State Street Corp.	285,500	7,215
UBS AG (NY Shares)	209,500	1,896
		171,568
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 3.1%
PNC Financial Services Group, Inc.	1,014,704	$ 27,742
Wells Fargo & Co.	4,133,823	50,019
		77,761
Consumer Finance - 0.4%
American Express Co.	667,300	8,048
SLM Corp. (a)	141,600	651
		8,699
Diversified Financial Services - 2.8%
Bank of America Corp.	1,393,763	5,505
CIT Group, Inc.	6,100	15
Citigroup, Inc.	1,866,536	2,800
JPMorgan Chase & Co.	2,758,222	63,025
		71,345
Insurance - 5.1%
Berkshire Hathaway, Inc. Class B (a)	49,606	127,188
Willis Group Holdings Ltd.	93,178	2,040
		129,228
Real Estate Investment Trusts - 0.1%
SL Green Realty Corp.	46,935	545
Vornado Realty Trust	17,300	566
		1,111
TOTAL FINANCIALS		459,712
HEALTH CARE - 24.5%
Biotechnology - 7.3%
Biogen Idec, Inc. (a)	1,006,095	46,321
Celgene Corp. (a)	429,502	19,212
CSL Ltd.	2,398,027	55,458
Genzyme Corp. (a)	223,500	13,618
Gilead Sciences, Inc. (a)	575,972	25,804
Myriad Genetics, Inc. (a)	231,464	18,251
OSI Pharmaceuticals, Inc. (a)	176,000	6,002
		184,666
Health Care Equipment & Supplies - 5.7%
Alcon, Inc.	163,600	13,474
Baxter International, Inc.	891,037	45,363
C.R. Bard, Inc.	247,300	19,848
Covidien Ltd.	973,490	30,830
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc. (d)	970,820	$ 22,445
NuVasive, Inc. (a)	62,130	1,761
ResMed, Inc. (a)	145,542	5,368
Varian Medical Systems, Inc. (a)	116,800	3,564
		142,653
Health Care Providers & Services - 7.3%
Express Scripts, Inc. (a)	566,219	28,481
Henry Schein, Inc. (a)	356,786	13,087
McKesson Corp.	187,600	7,695
Medco Health Solutions, Inc. (a)	2,879,857	116,865
UnitedHealth Group, Inc.	844,200	16,589
		182,717
Life Sciences Tools & Services - 0.3%
Sequenom, Inc. (a)(d)	231,848	3,392
Thermo Fisher Scientific, Inc. (a)	110,200	3,996
		7,388
Pharmaceuticals - 3.9%
Johnson & Johnson	611,415	30,571
Novo Nordisk AS Series B	557,121	27,121
Pfizer, Inc.	549,892	6,769
Teva Pharmaceutical Industries Ltd. sponsored ADR	291,035	12,974
Wyeth	494,100	20,169
		97,604
TOTAL HEALTH CARE		615,028
INDUSTRIALS - 3.4%
Building Products - 0.3%
USG Corp. (a)	1,201,508	6,933
Machinery - 2.1%
CLARCOR, Inc.	302,200	7,966
Cummins, Inc.	579,866	12,061
Danaher Corp.	628,000	31,877
PACCAR, Inc.	10,700	268
		52,172
Professional Services - 0.8%
Equifax, Inc.	180,700	3,885
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
FTI Consulting, Inc. (a)	388,184	$ 14,184
Robert Half International, Inc.	202,800	3,117
		21,186
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	157,057	4,731
TOTAL INDUSTRIALS		85,022
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 8.6%
Cisco Systems, Inc. (a)	4,091,458	59,613
Corning, Inc.	677,200	7,144
Juniper Networks, Inc. (a)	3,054,768	43,408
QUALCOMM, Inc.	3,209,147	107,282
		217,447
Computers & Peripherals - 1.0%
Apple, Inc. (a)	284,337	25,394
Electronic Equipment & Components - 0.1%
BYD Co. Ltd. (H Shares)	905,500	1,748
Internet Software & Services - 7.6%
Baidu.com, Inc. sponsored ADR (a)(d)	8,604	1,276
Google, Inc. Class A (sub. vtg.) (a)	204,012	68,954
The Knot, Inc. (a)	760,785	4,709
VeriSign, Inc. (a)	5,959,237	115,192
		190,131
IT Services - 6.9%
Cognizant Technology Solutions Corp. Class A (a)	681,993	12,549
Infosys Technologies Ltd. sponsored ADR	501,300	12,131
MasterCard, Inc. Class A	44,029	6,958
SAIC, Inc. (a)	565,462	10,693
The Western Union Co.	3,090,288	34,488
Visa, Inc. (d)	1,687,111	95,676
		172,495
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	78,364	1,461
Applied Materials, Inc.	4,144,099	38,167
Broadcom Corp. Class A (a)	2,594,280	42,676
Monolithic Power Systems, Inc. (a)	164,399	2,129
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Netlogic Microsystems, Inc. (a)	487,093	$ 11,549
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	362,500	2,733
		98,715
Software - 1.6%
Autonomy Corp. PLC (a)	1,446,770	24,932
EPIQ Systems, Inc. (a)	28,300	477
Jack Henry & Associates, Inc.	229,600	3,658
Oracle Corp. (a)	804,900	12,508
		41,575
TOTAL INFORMATION TECHNOLOGY		747,505
MATERIALS - 2.0%
Chemicals - 1.8%
Ecolab, Inc.	461,800	14,676
Monsanto Co.	415,958	31,725
		46,401
Construction Materials - 0.2%
Eagle Materials, Inc. (d)	201,200	3,837
TOTAL MATERIALS		50,238
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	572,400	16,668
Vivo Participacoes SA sponsored ADR	260,400	4,221
		20,889
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	302,200	14,270
TOTAL COMMON STOCKS (Cost $3,513,937)		2,498,307
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.59% (b)	61,558,782	$ 61,559
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	43,659,771	43,660
TOTAL MONEY MARKET FUNDS (Cost $105,219)		105,219
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,619,156)		2,603,526
NET OTHER ASSETS - (3.6)%		(89,270)
NET ASSETS - 100%		$ 2,514,256
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 324
Fidelity Securities Lending Cash Central Fund	72
Total	$ 396
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,603,526	$ 2,494,267	$ 109,259	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $3,662,188,000. Net unrealized depreciation aggregated $1,058,662,000, of which $18,723,000 related to appreciated investment securities and $1,077,385,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797924.105

EPI-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.9%
Gentex Corp.	386,200	$ 3,090
Johnson Controls, Inc.	989,700	11,263
Magna International, Inc. Class A	152,600	3,915
The Goodyear Tire & Rubber Co. (a)	1,554,200	6,901
		25,169
Automobiles - 0.3%
Fiat SpA	645,223	2,885
Harley-Davidson, Inc. (d)	553,900	5,594
		8,479
Diversified Consumer Services - 0.9%
H&R Block, Inc.	1,191,400	22,756
Hotels, Restaurants & Leisure - 0.4%
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	4,839	0
Starbucks Corp. (a)	941,400	8,614
Starwood Hotels & Resorts Worldwide, Inc.	167,700	1,944
		10,558
Household Durables - 2.8%
Black & Decker Corp.	186,400	4,412
Lennar Corp. Class A	229,700	1,534
Newell Rubbermaid, Inc.	808,100	4,566
The Stanley Works	191,000	5,111
Toll Brothers, Inc. (a)	3,200,000	50,720
Whirlpool Corp.	347,600	7,727
		74,070
Media - 3.3%
Comcast Corp. Class A	1,623,600	21,204
Interpublic Group of Companies, Inc. (a)	615,300	2,344
Liberty Global, Inc. Class A (a)	277,415	3,404
McGraw-Hill Companies, Inc.	135,300	2,669
Scripps Networks Interactive, Inc. Class A	524,700	10,447
The Walt Disney Co.	582,200	9,763
Time Warner Cable, Inc. (a)	362,200	6,603
Time Warner, Inc.	3,359,400	25,632
Viacom, Inc. Class B (non-vtg.) (a)	210,000	3,232
Virgin Media, Inc.	623,100	2,978
		88,276
Multiline Retail - 2.1%
JCPenney Co., Inc. (d)	331,600	5,083
Kohl's Corp. (a)	801,400	28,161
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	572,500	$ 4,506
Target Corp.	635,000	17,977
		55,727
Specialty Retail - 3.3%
Home Depot, Inc.	2,000,000	41,780
Lowe's Companies, Inc.	585,600	9,276
PetSmart, Inc.	310,000	6,212
RadioShack Corp.	244,000	1,789
Staples, Inc.	1,219,700	19,454
Tiffany & Co., Inc. (d)	354,700	6,753
Williams-Sonoma, Inc.	455,200	3,974
		89,238
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	357,500	997
TOTAL CONSUMER DISCRETIONARY		375,270
CONSUMER STAPLES - 5.7%
Beverages - 1.0%
Carlsberg AS Series B	255,900	8,623
Heineken NV (Bearer)	128,800	3,438
The Coca-Cola Co.	373,200	15,245
		27,306
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	324,100	8,342
Wal-Mart Stores, Inc.	458,700	22,586
Winn-Dixie Stores, Inc. (a)	295,900	2,861
		33,789
Food Products - 1.1%
Hershey Co.	22,800	768
Kraft Foods, Inc. Class A	249,300	5,679
Nestle SA (Reg.)	454,770	14,865
Tyson Foods, Inc. Class A	1,004,700	8,470
		29,782
Household Products - 1.1%
Kimberly-Clark Corp.	281,800	13,276
Procter & Gamble Co.	360,300	17,356
		30,632
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.3%
Avon Products, Inc.	375,000	$ 6,596
Tobacco - 0.9%
Philip Morris International, Inc.	726,400	24,313
TOTAL CONSUMER STAPLES		152,418
ENERGY - 18.7%
Energy Equipment & Services - 2.5%
BJ Services Co.	264,900	2,562
Halliburton Co.	551,500	8,995
Noble Corp.	939,500	23,102
Pride International, Inc. (a)	219,400	3,782
Schlumberger Ltd. (NY Shares)	705,800	26,863
		65,304
Oil, Gas & Consumable Fuels - 16.2%
Anadarko Petroleum Corp.	120,700	4,218
Apache Corp.	270,300	15,972
Chesapeake Energy Corp.	234,000	3,660
Chevron Corp.	1,670,700	101,428
ConocoPhillips	1,500,000	56,025
CONSOL Energy, Inc.	151,800	4,137
Devon Energy Corp.	97,800	4,271
EOG Resources, Inc.	331,000	16,563
Exxon Mobil Corp.	1,850,200	125,632
Hess Corp.	345,700	18,906
Occidental Petroleum Corp.	528,300	27,403
Peabody Energy Corp.	145,600	3,446
Royal Dutch Shell PLC:
Class A sponsored ADR	641,000	28,185
Class B ADR	160,500	6,818
Total SA sponsored ADR	250,800	11,838
Williams Companies, Inc.	528,200	5,969
		434,471
TOTAL ENERGY		499,775
FINANCIALS - 17.2%
Capital Markets - 5.7%
Bank of New York Mellon Corp.	1,754,200	38,891
Credit Suisse Group sponsored ADR	459,900	11,111
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Deutsche Bank AG (NY Shares)	143,800	$ 3,676
Goldman Sachs Group, Inc.	380,000	34,610
Morgan Stanley	2,400,000	46,896
State Street Corp.	245,500	6,204
T. Rowe Price Group, Inc.	167,000	3,798
UBS AG (NY Shares)	747,300	6,763
		151,949
Commercial Banks - 4.0%
Huntington Bancshares, Inc.	263,400	385
KeyCorp	947,300	6,641
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,451,700	10,959
PNC Financial Services Group, Inc. (d)	949,400	25,957
U.S. Bancorp, Delaware	668,100	9,561
Wells Fargo & Co.	4,500,000	54,450
		107,953
Consumer Finance - 0.2%
Capital One Financial Corp.	185,800	2,239
SLM Corp. (a)	594,900	2,737
		4,976
Diversified Financial Services - 4.6%
Bank of America Corp.	5,961,091	23,546
CIT Group, Inc.	912,500	2,236
Citigroup, Inc.	3,800,000	5,700
CME Group, Inc.	22,100	4,031
JPMorgan Chase & Co.	3,900,000	89,115
		124,628
Insurance - 2.1%
ACE Ltd.	479,300	17,499
Allianz AG sponsored ADR	289,600	1,917
American International Group, Inc.	626,839	263
Hartford Financial Services Group, Inc.	410,000	2,501
MBIA, Inc. (a)	205,700	564
MetLife, Inc.	222,700	4,111
Montpelier Re Holdings Ltd.	750,700	9,534
The Travelers Companies, Inc.	516,613	18,676
		55,065
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
HCP, Inc.	390,800	$ 7,140
Senior Housing Properties Trust (SBI)	324,400	4,094
		11,234
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	534,500	5,265
TOTAL FINANCIALS		461,070
HEALTH CARE - 9.1%
Biotechnology - 0.7%
Amgen, Inc. (a)	414,300	20,272
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	908,400	6,377
Covidien Ltd.	371,400	11,762
		18,139
Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc.	125,400	2,464
Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	717,500	13,209
Johnson & Johnson	886,400	44,320
Merck & Co., Inc.	1,055,700	25,548
Pfizer, Inc.	4,063,400	50,020
Schering-Plough Corp.	960,000	16,694
Wyeth	1,314,200	53,646
		203,437
TOTAL HEALTH CARE		244,312
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.8%
General Dynamics Corp.	114,300	5,009
Honeywell International, Inc.	1,135,100	30,455
Spirit AeroSystems Holdings, Inc. Class A (a)	517,600	5,135
The Boeing Co.	353,000	11,098
United Technologies Corp.	576,400	23,534
		75,231
Building Products - 0.2%
Masco Corp.	828,500	4,267
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	274,000	$ 5,521
Electrical Equipment - 0.0%
Regal-Beloit Corp.	22,400	642
Industrial Conglomerates - 3.1%
3M Co.	341,400	15,520
General Electric Co.	3,216,300	27,371
Rheinmetall AG	197,300	6,448
Siemens AG sponsored ADR	397,700	20,132
Textron, Inc.	842,600	4,761
Tyco International Ltd.	424,100	8,503
		82,735
Machinery - 1.8%
Caterpillar, Inc.	61,600	1,516
Cummins, Inc.	250,000	5,200
Danaher Corp.	155,300	7,883
Eaton Corp.	262,100	9,475
Illinois Tool Works, Inc.	198,100	5,507
Ingersoll-Rand Co. Ltd. Class A	401,600	5,695
Kennametal, Inc.	304,300	4,966
SPX Corp.	188,100	8,329
		48,571
Professional Services - 0.1%
Equifax, Inc.	168,200	3,616
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	60,600	3,561
Union Pacific Corp.	181,000	6,791
		10,352
TOTAL INDUSTRIALS		230,935
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	1,538,400	22,414
Motorola, Inc.	1,427,300	5,024
		27,438
Computers & Peripherals - 2.0%
EMC Corp. (a)	224,400	2,356
Hewlett-Packard Co.	777,000	22,556
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	304,400	$ 28,014
Seagate Technology	176,900	761
		53,687
Electronic Equipment & Components - 0.2%
Tyco Electronics Ltd.	573,400	5,436
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	273,200	5,281
IT Services - 0.8%
MoneyGram International, Inc. (a)	232,100	325
The Western Union Co.	812,100	9,063
Visa, Inc.	200,800	11,387
		20,775
Office Electronics - 0.1%
Xerox Corp.	689,800	3,573
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	596,000	11,109
Applied Materials, Inc.	2,000,000	18,420
Intel Corp.	2,397,400	30,543
Micron Technology, Inc. (a)	547,600	1,763
National Semiconductor Corp.	1,097,500	11,963
		73,798
Software - 1.9%
CA, Inc.	378,900	6,422
Microsoft Corp.	1,024,900	16,552
Oracle Corp. (a)	1,100,000	17,094
Symantec Corp. (a)	706,400	9,770
		49,838
TOTAL INFORMATION TECHNOLOGY		239,826
MATERIALS - 1.2%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	536,400	10,063
H.B. Fuller Co.	214,600	2,446
Linde AG	84,900	5,437
		17,946
Metals & Mining - 0.5%
Alcoa, Inc.	828,000	5,158
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Commercial Metals Co.	339,600	$ 3,467
Nucor Corp.	170,400	5,734
		14,359
TOTAL MATERIALS		32,305
TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 7.7%
AT&T, Inc.	5,235,500	124,448
Qwest Communications International, Inc.	5,699,700	19,322
Verizon Communications, Inc.	2,183,400	62,292
		206,062
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	2,493,136	8,202
Vodafone Group PLC sponsored ADR	557,300	9,892
		18,094
TOTAL TELECOMMUNICATION SERVICES		224,156
UTILITIES - 4.0%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	720,700	17,037
Entergy Corp.	274,700	18,512
Exelon Corp.	390,900	18,458
		54,007
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	1,495,400	9,421
Multi-Utilities - 1.6%
Public Service Enterprise Group, Inc.	920,700	25,126
Wisconsin Energy Corp.	463,100	18,441
		43,567
TOTAL UTILITIES		106,995
TOTAL COMMON STOCKS (Cost $3,224,818)		2,567,062
Convertible Preferred Stocks - 0.9%
	Shares	Value (000s)
FINANCIALS - 0.3%
Commercial Banks - 0.1%
Fifth Third Bancorp 8.50%	25,000	$ 754
Huntington Bancshares, Inc. 8.50%	5,200	1,356
		2,110
Diversified Financial Services - 0.1%
Bank of America Corp. Series L, 7.25%	9,700	3,444
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	333,300	1,537
TOTAL FINANCIALS		7,091
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	51,900	8,824
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	129,700	7,015
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $47,965)		22,930
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.59% (b)	86,602,521	86,603
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	39,111,950	39,112
TOTAL MONEY MARKET FUNDS (Cost $125,715)		125,715
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $3,398,498)		2,715,707
NET OTHER ASSETS - (1.4)%		(36,364)
NET ASSETS - 100%		$ 2,679,343
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 52
Fidelity Securities Lending Cash Central Fund	71
Total	$ 123
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,715,707	$ 2,652,437	$ 63,270	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $3,448,052,000. Net unrealized depreciation aggregated $732,345,000, of which $154,532,000 related to appreciated investment securities and $886,877,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797934.105

AEV-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.5%
Federal-Mogul Corp. Class A (a)	34,600	$ 223,862
Gentex Corp.	11,000	88,000
		311,862
Diversified Consumer Services - 1.1%
Brinks Home Security Holdings, Inc. (a)	6,773	142,030
H&R Block, Inc.	12,500	238,750
Hillenbrand, Inc.	21,500	360,555
		741,335
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	13,300	694,925
WMS Industries, Inc. (a)	4,000	72,520
		767,445
Household Durables - 4.3%
Black & Decker Corp.	7,100	168,057
Centex Corp.	41,555	258,057
D.R. Horton, Inc.	41,520	350,844
KB Home	45,642	406,214
Meritage Homes Corp. (a)	36,510	362,179
NVR, Inc. (a)	600	199,662
Pulte Homes, Inc.	49,544	454,814
Ryland Group, Inc.	28,560	403,553
The Stanley Works	7,090	189,728
		2,793,108
Media - 0.8%
The Walt Disney Co.	17,200	288,444
Time Warner, Inc.	32,900	251,027
		539,471
Specialty Retail - 2.2%
Home Depot, Inc.	29,300	612,077
Lowe's Companies, Inc.	15,000	237,600
OfficeMax, Inc.	18,600	71,052
Staples, Inc.	17,149	273,527
The Children's Place Retail Stores, Inc. (a)	15,614	285,424
		1,479,680
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.6%
Polo Ralph Lauren Corp. Class A	4,500	$ 155,115
VF Corp.	4,200	217,980
		373,095
TOTAL CONSUMER DISCRETIONARY		7,005,996
CONSUMER STAPLES - 5.7%
Beverages - 0.9%
Carlsberg AS:
Series A	3,583	137,737
Series B	825	27,801
Molson Coors Brewing Co. Class B	3,400	119,782
The Coca-Cola Co.	7,300	298,205
		583,525
Food & Staples Retailing - 1.5%
Kroger Co.	12,500	258,375
Wal-Mart Stores, Inc.	12,800	630,272
Winn-Dixie Stores, Inc. (a)	10,400	100,568
		989,215
Food Products - 0.7%
Cermaq ASA	800	3,237
Ralcorp Holdings, Inc. (a)	4,200	254,520
Tyson Foods, Inc. Class A	26,000	219,180
		476,937
Household Products - 1.2%
Procter & Gamble Co.	16,500	794,805
Tobacco - 1.4%
British American Tobacco PLC (United Kingdom)	16,700	426,814
Philip Morris International, Inc.	13,230	442,808
		869,622
TOTAL CONSUMER STAPLES		3,714,104
ENERGY - 17.9%
Energy Equipment & Services - 1.6%
National Oilwell Varco, Inc. (a)	23,432	626,337
Noble Corp.	16,500	405,735
		1,032,072
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 16.3%
Chesapeake Energy Corp.	26,500	$ 414,460
Chevron Corp.	32,500	1,973,075
ConocoPhillips	23,700	885,195
Exxon Mobil Corp.	76,260	5,178,054
Foundation Coal Holdings, Inc.	21,000	337,680
Noble Energy, Inc.	10,200	464,508
Range Resources Corp.	9,900	352,143
Southwestern Energy Co. (a)	22,200	638,694
Ultra Petroleum Corp. (a)	11,300	397,082
		10,640,891
TOTAL ENERGY		11,672,963
FINANCIALS - 20.0%
Capital Markets - 4.1%
Bank of New York Mellon Corp.	27,549	610,761
Charles Schwab Corp.	26,400	335,544
Goldman Sachs Group, Inc.	10,000	910,800
Morgan Stanley	42,600	832,404
		2,689,509
Commercial Banks - 4.8%
Comerica, Inc.	13,500	202,635
KeyCorp	54,700	383,447
Pacific Continental Corp.	10,435	117,289
PacWest Bancorp	18,170	248,566
PNC Financial Services Group, Inc.	10,000	273,400
TCF Financial Corp.	18,400	225,584
U.S. Bancorp, Delaware	32,100	459,351
Wells Fargo & Co.	98,300	1,189,430
		3,099,702
Diversified Financial Services - 4.6%
Bank of America Corp.	161,680	638,636
Citigroup, Inc.	153,700	230,550
JPMorgan Chase & Co.	92,674	2,117,601
		2,986,787
Insurance - 5.2%
ACE Ltd.	9,700	354,147
Axis Capital Holdings Ltd.	24,982	559,097
Endurance Specialty Holdings Ltd.	21,900	489,903
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	15,900	$ 1,035,567
MetLife, Inc.	7,752	143,102
Reinsurance Group of America, Inc.	2,900	78,880
RenaissanceRe Holdings Ltd.	8,400	378,252
The Travelers Companies, Inc.	10,200	368,730
		3,407,678
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	40,425	125,318
Vornado Realty Trust	3,000	98,190
		223,508
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	68,100	196,809
Forestar Group, Inc. (a)	27,800	209,056
		405,865
Thrifts & Mortgage Finance - 0.3%
Washington Federal, Inc.	18,600	211,854
TOTAL FINANCIALS		13,024,903
HEALTH CARE - 13.8%
Biotechnology - 1.5%
Amgen, Inc. (a)	15,400	753,522
Biogen Idec, Inc. (a)	5,100	234,804
		988,326
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	8,900	453,099
C.R. Bard, Inc.	4,312	346,081
Covidien Ltd.	16,568	524,709
Hospira, Inc. (a)	7,900	183,280
		1,507,169
Health Care Providers & Services - 1.2%
AmerisourceBergen Corp.	7,100	225,496
Medco Health Solutions, Inc. (a)	7,647	310,315
Universal Health Services, Inc. Class B	5,300	195,199
		731,010
Pharmaceuticals - 8.8%
Johnson & Johnson	23,200	1,160,000
Merck & Co., Inc.	35,100	849,420
Pfizer, Inc.	159,800	1,967,138
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	25,000	$ 434,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,300	370,014
Wyeth	23,600	963,352
		5,744,674
TOTAL HEALTH CARE		8,971,179
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.6%
Heico Corp. Class A	4,751	94,877
Lockheed Martin Corp.	2,700	170,397
Northrop Grumman Corp.	9,200	343,712
Raytheon Co.	6,300	251,811
Stanley, Inc. (a)	5,900	182,959
		1,043,756
Airlines - 0.2%
AirTran Holdings, Inc. (a)	15,962	47,726
Delta Air Lines, Inc. (a)	17,525	88,151
US Airways Group, Inc. (a)	9,200	26,220
		162,097
Building Products - 0.6%
Masco Corp.	23,300	119,995
Owens Corning (a)	33,900	283,065
		403,060
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	16,100	125,419
Republic Services, Inc.	24,193	481,441
		606,860
Machinery - 0.7%
Cummins, Inc.	9,400	195,520
PACCAR, Inc.	9,600	240,672
		436,192
Professional Services - 0.3%
Equifax, Inc.	8,000	172,000
Road & Rail - 1.0%
Con-way, Inc.	17,100	258,381
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	5,100	$ 116,586
Union Pacific Corp.	6,800	255,136
		630,103
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	6,325	69,385
TOTAL INDUSTRIALS		3,523,453
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	23,800	346,766
Juniper Networks, Inc. (a)	34,300	487,403
		834,169
Computers & Peripherals - 0.9%
International Business Machines Corp.	4,100	377,323
NCR Corp. (a)	26,200	207,504
		584,827
Electronic Equipment & Components - 3.3%
Agilent Technologies, Inc. (a)	3,800	52,706
Amphenol Corp. Class A	37,100	943,082
Arrow Electronics, Inc. (a)	20,900	347,567
Avnet, Inc. (a)	19,740	340,910
Flextronics International Ltd. (a)	33,800	69,628
Ingram Micro, Inc. Class A (a)	26,950	293,486
Tyco Electronics Ltd.	9,625	91,245
		2,138,624
Internet Software & Services - 0.6%
VeriSign, Inc. (a)	21,778	420,969
IT Services - 3.0%
Fidelity National Information Services, Inc.	13,200	231,000
Lender Processing Services, Inc.	22,296	583,932
NCI, Inc. Class A (a)	20,815	566,168
The Western Union Co.	11,200	124,992
Visa, Inc.	8,000	453,680
		1,959,772
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	12,800	238,592
Applied Materials, Inc.	26,963	248,329
ASML Holding NV (NY Shares)	17,000	257,210
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	32,600	$ 415,324
Lam Research Corp. (a)	12,800	250,368
ON Semiconductor Corp. (a)	89,100	326,106
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	34,993	263,847
Texas Instruments, Inc.	30,400	436,240
Varian Semiconductor Equipment Associates, Inc. (a)	19,053	347,717
		2,783,733
TOTAL INFORMATION TECHNOLOGY		8,722,094
MATERIALS - 2.7%
Chemicals - 1.2%
Albemarle Corp.	15,644	302,711
Arkema	5,100	67,970
Celanese Corp. Class A	18,985	162,132
Lubrizol Corp.	4,600	126,454
Solutia, Inc. (a)	30,015	112,556
		771,823
Containers & Packaging - 0.7%
Pactiv Corp. (a)	11,500	182,045
Rock-Tenn Co. Class A	4,700	129,767
Temple-Inland, Inc.	36,303	172,439
		484,251
Metals & Mining - 0.8%
Barrick Gold Corp.	3,100	93,696
Freeport-McMoRan Copper & Gold, Inc. Class B	3,200	97,344
Goldcorp, Inc.	3,200	92,970
Kinross Gold Corp.	6,500	102,802
Newmont Mining Corp.	2,400	99,912
		486,724
TOTAL MATERIALS		1,742,798
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	80,677	1,917,692
Verizon Communications, Inc.	44,100	1,258,173
		3,175,865
Common Stocks - continued
	Shares	Value
UTILITIES - 5.5%
Electric Utilities - 2.6%
Entergy Corp.	6,400	$ 431,296
Exelon Corp.	16,800	793,296
FirstEnergy Corp.	11,300	480,928
		1,705,520
Multi-Utilities - 2.9%
Sempra Energy	17,800	739,946
Wisconsin Energy Corp.	29,000	1,154,780
		1,894,726
TOTAL UTILITIES		3,600,246
TOTAL COMMON STOCKS (Cost $92,441,514)		65,153,601
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.59% (b) (Cost $544,024)	544,024	544,024
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $92,985,538)		65,697,625
NET OTHER ASSETS - (0.8)%		(526,301)
NET ASSETS - 100%		$ 65,171,324
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 983
Fidelity Securities Lending Cash Central Fund	25
Total	$ 1,008
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 65,697,625	$ 65,034,066	$ 663,559	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $96,649,416. Net unrealized depreciation aggregated $30,951,791, of which $1,042,685 related to appreciated investment securities and $31,994,476 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797935.105

AFIF-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Diversified Consumer Services - 5.0%
DeVry, Inc.	47,148	$ 2,449,339
Hotels, Restaurants & Leisure - 4.3%
Burger King Holdings, Inc.	6,000	128,940
International Game Technology	85,645	755,389
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	616	63
Las Vegas Sands Corp. unit	6,700	254,600
Wendy's/Arby's Group, Inc.	209,900	950,847
		2,089,839
Internet & Catalog Retail - 0.0%
Expedia, Inc. (a)	100	797
Media - 5.3%
The DIRECTV Group, Inc. (a)	118,882	2,370,507
The Walt Disney Co.	11,255	188,746
		2,559,253
TOTAL CONSUMER DISCRETIONARY		7,099,228
CONSUMER STAPLES - 13.5%
Beverages - 8.4%
Anheuser-Busch InBev NV	98,388	2,688,023
Molson Coors Brewing Co. Class B	39,334	1,385,737
		4,073,760
Food & Staples Retailing - 5.1%
Wal-Mart Stores, Inc.	50,299	2,476,723
TOTAL CONSUMER STAPLES		6,550,483
ENERGY - 13.8%
Energy Equipment & Services - 4.6%
Cameron International Corp. (a)	24,400	470,432
Diamond Offshore Drilling, Inc.	2,000	125,280
FMC Technologies, Inc. (a)	14,200	376,158
National Oilwell Varco, Inc. (a)	20,200	539,946
Noble Corp.	20,000	491,800
Pride International, Inc. (a)	7,100	122,404
Weatherford International Ltd. (a)	11,700	124,839
		2,250,859
Oil, Gas & Consumable Fuels - 9.2%
Chevron Corp.	8,000	485,680
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	35,700	$ 459,816
Exxon Mobil Corp.	28,199	1,914,712
Hess Corp.	19,700	1,077,393
Occidental Petroleum Corp.	9,700	503,139
		4,440,740
TOTAL ENERGY		6,691,599
FINANCIALS - 8.7%
Capital Markets - 6.0%
Ashmore Global Opps Ltd. (a)	133,200	679,320
Ashmore Group PLC	301,010	528,942
Goldman Sachs Group, Inc.	5,600	510,048
Greenhill & Co., Inc.	10,900	704,140
Morgan Stanley	24,700	482,638
		2,905,088
Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	10,900	249,065
Insurance - 2.2%
Everest Re Group Ltd.	7,600	494,988
The Chubb Corp.	14,100	550,464
		1,045,452
TOTAL FINANCIALS		4,199,605
HEALTH CARE - 18.7%
Biotechnology - 1.6%
Cephalon, Inc. (a)(d)	11,500	754,285
Health Care Equipment & Supplies - 6.2%
Boston Scientific Corp. (a)	154,800	1,086,696
C.R. Bard, Inc.	9,385	753,240
Edwards Lifesciences Corp. (a)	21,390	1,189,498
		3,029,434
Health Care Providers & Services - 6.2%
Express Scripts, Inc. (a)	29,100	1,463,730
Medco Health Solutions, Inc. (a)	38,700	1,570,446
		3,034,176
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 4.7%
Merck & Co., Inc.	54,100	$ 1,309,220
Schering-Plough Corp.	55,100	958,189
		2,267,409
TOTAL HEALTH CARE		9,085,304
INDUSTRIALS - 5.6%
Airlines - 1.5%
Allegiant Travel Co. (a)	20,800	713,856
Commercial Services & Supplies - 1.9%
Waste Management, Inc.	34,400	928,800
Professional Services - 1.3%
FTI Consulting, Inc. (a)	17,900	654,066
Road & Rail - 0.9%
CSX Corp.	18,000	444,240
TOTAL INDUSTRIALS		2,740,962
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 8.0%
Juniper Networks, Inc. (a)	99,000	1,406,790
QUALCOMM, Inc.	74,414	2,487,660
		3,894,450
Internet Software & Services - 2.1%
eBay, Inc. (a)	100	1,087
Google, Inc. Class A (sub. vtg.) (a)	3,000	1,013,970
		1,015,057
IT Services - 9.4%
Fiserv, Inc. (a)	83,400	2,720,506
MasterCard, Inc. Class A	3,399	537,144
Visa, Inc.	23,000	1,304,330
		4,561,980
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	102,200	770,588
Software - 1.0%
Electronic Arts, Inc. (a)	31,121	507,584
TOTAL INFORMATION TECHNOLOGY		10,749,659
Common Stocks - continued
	Shares	Value
MATERIALS - 1.6%
Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	25,575	$ 777,992
TOTAL COMMON STOCKS (Cost $57,335,063)		47,894,832
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.59% (b)	1,496,878	1,496,878
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	756,250	756,250
TOTAL MONEY MARKET FUNDS (Cost $2,253,128)		2,253,128
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $59,588,191)		50,147,960
NET OTHER ASSETS - (3.3)%		(1,582,036)
NET ASSETS - 100%		$ 48,565,924
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,718
Fidelity Securities Lending Cash Central Fund	15,927
Total	$ 19,645
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 50,147,960	$ 46,676,332	$ 3,471,628	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 670,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(415,400)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(254,600)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $60,426,970. Net unrealized depreciation aggregated $10,279,010, of which $1,044,540 related to appreciated investment securities and $11,323,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797925.105

AGAI-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.2%
Johnson Controls, Inc.	10,000	$ 114
The Goodyear Tire & Rubber Co. (a)	356,300	1,582
		1,696
Automobiles - 0.4%
Ford Motor Co. (a)(d)	632,100	1,264
Toyota Motor Corp. sponsored ADR	44,400	2,803
		4,067
Hotels, Restaurants & Leisure - 1.3%
Buffalo Wild Wings, Inc. (a)	79,389	2,451
Burger King Holdings, Inc.	232,100	4,988
Carnival Corp. unit	119,800	2,343
Darden Restaurants, Inc.	127,700	3,466
Starbucks Corp. (a)	90,950	832
		14,080
Household Durables - 1.0%
D.R. Horton, Inc.	202,700	1,713
Ethan Allen Interiors, Inc.	46,470	443
Pulte Homes, Inc.	86,775	797
Toll Brothers, Inc. (a)	469,100	7,435
Whirlpool Corp.	24,500	545
		10,933
Internet & Catalog Retail - 0.4%
Amazon.com, Inc.	67,300	4,360
Media - 2.2%
Comcast Corp. Class A (special) (non-vtg.)	553,900	6,730
Lamar Advertising Co. Class A (a)(d)	135,700	939
Scripps Networks Interactive, Inc. Class A	70,200	1,398
The DIRECTV Group, Inc. (a)	162,400	3,238
The Walt Disney Co.	184,922	3,101
Time Warner, Inc.	821,800	6,270
Viacom, Inc. Class B (non-vtg.) (a)	118,200	1,819
		23,495
Multiline Retail - 0.2%
Kohl's Corp. (a)	46,600	1,638
Target Corp.	3,900	110
		1,748
Specialty Retail - 3.6%
Best Buy Co., Inc.	131,419	3,787
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	977,000	$ 15,476
PetSmart, Inc.	18,522	371
Sherwin-Williams Co.	72,300	3,322
Staples, Inc.	645,098	10,289
Tiffany & Co., Inc.	1,300	25
TJX Companies, Inc.	210,900	4,697
Williams-Sonoma, Inc.	93,000	812
		38,779
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	2,405	100
Polo Ralph Lauren Corp. Class A	33,155	1,143
		1,243
TOTAL CONSUMER DISCRETIONARY		100,401
CONSUMER STAPLES - 7.5%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	65,600	2,311
PepsiCo, Inc.	83,500	4,020
The Coca-Cola Co.	117,603	4,804
		11,135
Food & Staples Retailing - 3.9%
CVS Caremark Corp.	400,719	10,315
Wal-Mart Stores, Inc.	630,975	31,069
		41,384
Food Products - 1.0%
Corn Products International, Inc.	35,200	710
Kraft Foods, Inc. Class A	120,700	2,750
Nestle SA:
(Reg.)	35,068	1,146
sponsored ADR	182,950	5,948
		10,554
Household Products - 1.2%
Colgate-Palmolive Co.	110,645	6,659
Procter & Gamble Co.	126,500	6,094
		12,753
Personal Products - 0.1%
Mead Johnson Nutrition Co. Class A (a)	19,900	549
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Philip Morris International, Inc.	109,877	$ 3,678
TOTAL CONSUMER STAPLES		80,053
ENERGY - 9.2%
Energy Equipment & Services - 2.1%
BJ Services Co.	700	7
Cameron International Corp. (a)	465,472	8,974
Diamond Offshore Drilling, Inc.	77	5
Halliburton Co.	11,600	189
Helmerich & Payne, Inc.	58,700	1,389
Nabors Industries Ltd. (a)	110,200	1,070
Schlumberger Ltd. (NY Shares)	174,500	6,641
Smith International, Inc.	180,900	3,886
		22,161
Oil, Gas & Consumable Fuels - 7.1%
Apache Corp.	87,280	5,157
Chesapeake Energy Corp.	213,775	3,343
EOG Resources, Inc.	126,118	6,311
Exxon Mobil Corp.	512,602	34,806
Hess Corp.	136,700	7,476
Peabody Energy Corp.	124,383	2,944
Plains Exploration & Production Co. (a)	31,690	607
Range Resources Corp.	140,300	4,990
Southwestern Energy Co. (a)	130,300	3,749
Ultra Petroleum Corp. (a)	121,400	4,266
Valero Energy Corp.	92,700	1,797
Williams Companies, Inc.	77,100	871
		76,317
TOTAL ENERGY		98,478
FINANCIALS - 13.1%
Capital Markets - 5.1%
Ameriprise Financial, Inc.	16,259	259
Bank of New York Mellon Corp.	412,500	9,145
Charles Schwab Corp.	359,808	4,573
Goldman Sachs Group, Inc.	132,700	12,086
Janus Capital Group, Inc.	431,783	1,904
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	526,000	$ 10,278
State Street Corp.	623,683	15,760
		54,005
Commercial Banks - 1.8%
KeyCorp	241,500	1,693
PNC Financial Services Group, Inc.	143,900	3,934
U.S. Bancorp, Delaware	115,311	1,650
Wells Fargo & Co.	985,059	11,919
		19,196
Consumer Finance - 0.2%
American Express Co.	85,500	1,031
Capital One Financial Corp.	1,100	13
Discover Financial Services	73,600	422
SLM Corp. (a)	122,900	565
		2,031
Diversified Financial Services - 2.5%
Bank of America Corp.	1,405,236	5,551
Citigroup, Inc.	744,600	1,117
CME Group, Inc.	100	18
JPMorgan Chase & Co.	855,528	19,549
		26,235
Insurance - 3.5%
ACE Ltd.	303,500	11,081
AFLAC, Inc.	32,900	551
Berkshire Hathaway, Inc. Class A (a)	88	6,917
Everest Re Group Ltd.	107,800	7,021
Hartford Financial Services Group, Inc.	87,700	535
MBIA, Inc. (a)	229,200	628
MetLife, Inc.	129,500	2,391
PartnerRe Ltd.	61,750	3,822
Prudential Financial, Inc.	62,000	1,017
The Travelers Companies, Inc.	108,170	3,910
		37,873
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	139,400	403
TOTAL FINANCIALS		139,743
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 16.2%
Biotechnology - 5.0%
Amgen, Inc. (a)	189,163	$ 9,256
Biogen Idec, Inc. (a)	60,400	2,781
Celgene Corp. (a)	101,016	4,518
Cephalon, Inc. (a)(d)	84,500	5,542
Genentech, Inc. (a)	117,754	10,074
Genzyme Corp. (a)	62,600	3,814
Gilead Sciences, Inc. (a)	142,532	6,385
MannKind Corp. (a)	57,800	125
Myriad Genetics, Inc. (a)	41,658	3,285
OSI Pharmaceuticals, Inc. (a)	77,244	2,634
PDL BioPharma, Inc.	406,975	2,389
Vertex Pharmaceuticals, Inc. (a)	99,200	2,999
		53,802
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	100	8
Baxter International, Inc.	222,358	11,320
C.R. Bard, Inc.	40,300	3,234
China Medical Technologies, Inc. sponsored ADR (d)	61,200	797
Covidien Ltd.	214,255	6,785
Medtronic, Inc.	28,100	831
St. Jude Medical, Inc. (a)	71,377	2,367
Wright Medical Group, Inc. (a)	65,100	951
		26,293
Health Care Providers & Services - 2.4%
Henry Schein, Inc. (a)	201,995	7,409
Medco Health Solutions, Inc. (a)	229,300	9,305
UnitedHealth Group, Inc.	394,100	7,744
Universal Health Services, Inc. Class B	400	15
WellPoint, Inc. (a)	42,716	1,449
		25,922
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	69,900	2,190
Pharmaceuticals - 6.1%
Abbott Laboratories	163,150	7,724
Allergan, Inc.	80,300	3,111
Bristol-Myers Squibb Co.	218,355	4,020
Johnson & Johnson	232,083	11,604
Merck & Co., Inc.	322,103	7,795
Pfizer, Inc.	1,290,900	15,891
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	314,351	$ 5,467
Wyeth	220,820	9,014
		64,626
TOTAL HEALTH CARE		172,833
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	118,138	3,170
Lockheed Martin Corp.	35,753	2,256
Precision Castparts Corp.	31,700	1,757
United Technologies Corp.	219,600	8,966
		16,149
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	52,400	2,168
FedEx Corp.	68,400	2,956
		5,124
Airlines - 0.4%
Alaska Air Group, Inc. (a)	78,750	1,725
Delta Air Lines, Inc. (a)	113,477	571
UAL Corp. (a)	338,460	1,662
		3,958
Building Products - 0.0%
Masco Corp.	94,800	488
Electrical Equipment - 0.9%
Alstom SA	24,900	1,168
Evergreen Solar, Inc. (a)	109,487	134
First Solar, Inc. (a)(d)	27,700	2,929
Renewable Energy Corp. AS (a)(d)	112,600	764
Sunpower Corp. Class B (a)	128,858	3,191
Vestas Wind Systems AS (a)	47,900	2,085
		10,271
Industrial Conglomerates - 0.7%
General Electric Co.	397,483	3,383
McDermott International, Inc. (a)	348,021	4,103
		7,486
Machinery - 1.5%
Danaher Corp.	116,700	5,924
Eaton Corp.	106,800	3,861
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	209,900	$ 2,976
Navistar International Corp. (a)	114,000	3,215
		15,976
Professional Services - 0.1%
Manpower, Inc.	28,150	785
Road & Rail - 0.8%
Landstar System, Inc.	153,955	4,873
Union Pacific Corp.	102,289	3,838
		8,711
TOTAL INDUSTRIALS		68,948
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	991,900	14,452
Comverse Technology, Inc. (a)	377,635	2,058
Corning, Inc.	586,700	6,190
Harris Corp.	50,300	1,875
Infinera Corp. (a)	36,700	264
Juniper Networks, Inc. (a)	203,355	2,890
QUALCOMM, Inc.	270,920	9,057
Research In Motion Ltd. (a)	23,200	927
		37,713
Computers & Peripherals - 4.4%
Apple, Inc. (a)	185,636	16,579
Dell, Inc. (a)	326,800	2,788
Hewlett-Packard Co.	505,550	14,676
International Business Machines Corp.	123,200	11,338
NetApp, Inc. (a)	50,000	672
SanDisk Corp. (a)	81,573	727
		46,780
Internet Software & Services - 2.5%
eBay, Inc. (a)	85,250	927
Google, Inc. Class A (sub. vtg.) (a)	61,659	20,840
Move, Inc. (a)	1,092,673	1,770
Yahoo!, Inc. (a)	248,600	3,289
		26,826
IT Services - 1.4%
Paychex, Inc.	131,400	2,899
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	91,200	$ 1,018
Visa, Inc.	205,800	11,671
		15,588
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	74,400	1,141
Applied Materials, Inc.	2,449,882	22,563
ARM Holdings PLC sponsored ADR	571,600	2,395
ASML Holding NV (NY Shares)	204,300	3,091
Broadcom Corp. Class A (a)	35,500	584
Intel Corp.	653,800	8,329
Intersil Corp. Class A	33,000	334
KLA-Tencor Corp.	120,600	2,080
Lam Research Corp. (a)	221,600	4,334
MEMC Electronic Materials, Inc. (a)	232,400	3,488
Micron Technology, Inc. (a)	272,900	879
Samsung Electronics Co. Ltd.	1,070	329
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	342,300	2,581
Texas Instruments, Inc.	232,777	3,340
		55,468
Software - 3.6%
Adobe Systems, Inc. (a)	38,381	641
Autonomy Corp. PLC (a)	89,700	1,546
Microsoft Corp.	1,171,753	18,924
Oracle Corp. (a)	861,369	13,386
Quest Software, Inc. (a)	314,538	3,554
		38,051
TOTAL INFORMATION TECHNOLOGY		220,426
MATERIALS - 3.2%
Chemicals - 2.2%
Airgas, Inc.	62,800	1,934
Albemarle Corp.	139,600	2,701
E.I. du Pont de Nemours & Co.	179,600	3,369
Ecolab, Inc.	91,954	2,922
Monsanto Co.	142,653	10,880
Praxair, Inc.	2,200	125
The Mosaic Co.	32,700	1,408
		23,339
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	103,118	$ 2,174
Metals & Mining - 0.8%
Barrick Gold Corp.	162,300	4,905
Nucor Corp.	102,300	3,442
		8,347
TOTAL MATERIALS		33,860
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	112,598	2,676
Verizon Communications, Inc.	440,822	12,577
		15,253
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	205,386	5,981
Sprint Nextel Corp. (a)	608,400	2,002
		7,983
TOTAL TELECOMMUNICATION SERVICES		23,236
UTILITIES - 1.5%
Electric Utilities - 1.5%
Exelon Corp.	275,500	13,009
FirstEnergy Corp.	63,300	2,694
		15,703
TOTAL COMMON STOCKS (Cost $1,188,029)		953,681
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00% (Cost $1,200)	1,200	555
U.S. Treasury Obligations - 0.5%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.15% 3/12/09 to 4/9/09 (e) (Cost $5,250)	$ 5,250	$ 5,250
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 0.59% (b)	102,528,088	102,528
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	8,233,460	8,233
TOTAL MONEY MARKET FUNDS (Cost $110,761)		110,761
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,305,240)		1,070,247
NET OTHER ASSETS - (0.2)%		(1,892)
NET ASSETS - 100%		$ 1,068,355
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,001 CME E-mini S&P 500 Index Contracts	March 2009	$ 36,747	$ (7,278)

The face value of futures purchased as a percentage of net assets - 3.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,250,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 161
Fidelity Securities Lending Cash Central Fund	64
Total	$ 225
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,070,247	$ 1,057,404	$ 12,843	$ -
Other Financial Instruments*	$ (7,278)	$ (7,278)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,382,670,000. Net unrealized depreciation aggregated $312,423,000, of which $31,694,000 related to appreciated investment securities and $344,117,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797926.105

GO-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.2%
Johnson Controls, Inc.	181,000	$ 2,060
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)	54,300	2,028
Strayer Education, Inc.	7,200	1,222
		3,250
Hotels, Restaurants & Leisure - 2.5%
Buffalo Wild Wings, Inc. (a)	7,377	228
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	7,911	1
Las Vegas Sands Corp. unit	119,400	4,537
McDonald's Corp.	201,700	10,539
Starbucks Corp. (a)	621,300	5,685
Starwood Hotels & Resorts Worldwide, Inc.	321,900	3,731
		24,721
Internet & Catalog Retail - 1.2%
Amazon.com, Inc.	174,200	11,286
Media - 1.0%
The DIRECTV Group, Inc. (a)	282,400	5,631
The Walt Disney Co.	261,800	4,390
		10,021
Multiline Retail - 0.6%
Target Corp.	193,000	5,464
Specialty Retail - 2.9%
Best Buy Co., Inc.	625,200	18,018
Gamestop Corp. Class A (a)	85,200	2,294
Home Depot, Inc.	74,000	1,546
Staples, Inc.	418,200	6,670
		28,528
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	96,400	1,348
Lululemon Athletica, Inc. (a)(d)	450,600	2,577
NIKE, Inc. Class B	20,100	835
		4,760
TOTAL CONSUMER DISCRETIONARY		90,090
CONSUMER STAPLES - 10.1%
Beverages - 3.8%
Anheuser-Busch InBev NV	570,900	15,597
Dr Pepper Snapple Group, Inc. (a)	226,900	3,188
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	189,300	$ 9,113
The Coca-Cola Co.	221,800	9,061
		36,959
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	81,900	3,468
Wal-Mart Stores, Inc.	403,600	19,873
Walgreen Co.	201,000	4,796
		28,137
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)	85,900	3,208
Tyson Foods, Inc. Class A	173,300	1,461
		4,669
Household Products - 0.9%
Procter & Gamble Co.	195,200	9,403
Personal Products - 0.6%
Avon Products, Inc.	257,042	4,521
Mead Johnson Nutrition Co. Class A (a)	41,100	1,134
		5,655
Tobacco - 1.4%
Philip Morris International, Inc.	428,500	14,342
TOTAL CONSUMER STAPLES		99,165
ENERGY - 10.4%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	91,070	2,412
National Oilwell Varco, Inc. (a)	314,188	8,398
Schlumberger Ltd. (NY Shares)	52,100	1,983
Transocean Ltd. (a)	57,486	3,436
		16,229
Oil, Gas & Consumable Fuels - 8.8%
Chesapeake Energy Corp.	764,364	11,955
EOG Resources, Inc.	42,500	2,127
EXCO Resources, Inc. (a)	330,300	3,009
Exxon Mobil Corp.	67,600	4,590
Hess Corp.	138,400	7,569
Occidental Petroleum Corp.	166,000	8,610
Peabody Energy Corp.	240,849	5,701
Petrohawk Energy Corp. (a)	838,500	14,271
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleo Brasileiro SA - Petrobras sponsored ADR	57,600	$ 1,597
Range Resources Corp.	91,329	3,249
SandRidge Energy, Inc. (a)	201,200	1,360
Southwestern Energy Co. (a)	555,893	15,993
Ultra Petroleum Corp. (a)	98,500	3,461
XTO Energy, Inc.	76,200	2,412
		85,904
TOTAL ENERGY		102,133
FINANCIALS - 5.8%
Capital Markets - 2.9%
Charles Schwab Corp.	334,200	4,248
Goldman Sachs Group, Inc.	73,691	6,712
Greenhill & Co., Inc. (d)	71,046	4,590
Knight Capital Group, Inc. Class A (a)	142,300	2,503
Lazard Ltd. Class A	231,500	5,621
Morgan Stanley	105,800	2,067
Northern Trust Corp.	45,800	2,544
		28,285
Commercial Banks - 1.0%
Signature Bank, New York (a)	139,500	3,489
U.S. Bancorp, Delaware	184,900	2,646
Wells Fargo & Co.	299,100	3,619
		9,754
Consumer Finance - 0.2%
Discover Financial Services	360,400	2,065
Diversified Financial Services - 1.2%
BM&F BOVESPA SA	2,614,258	6,574
JPMorgan Chase & Co.	216,400	4,945
		11,519
Insurance - 0.4%
Validus Holdings Ltd.	172,900	4,139
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	24,100	798
TOTAL FINANCIALS		56,560
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.7%
Biotechnology - 11.0%
Alexion Pharmaceuticals, Inc. (a)	80,700	$ 2,760
Biogen Idec, Inc. (a)	52,000	2,394
Celgene Corp. (a)	434,435	19,432
Cephalon, Inc. (a)(d)	57,500	3,771
Cepheid, Inc. (a)	314,000	2,098
CV Therapeutics, Inc. (a)	351,200	5,619
Genentech, Inc. (a)	162,800	13,928
Gilead Sciences, Inc. (a)	247,748	11,099
InterMune, Inc. (a)(d)	627,100	9,438
Isis Pharmaceuticals, Inc. (a)	776,400	9,985
Myriad Genetics, Inc. (a)	20,150	1,589
NeurogesX, Inc. (a)	578,500	758
Rigel Pharmaceuticals, Inc. (a)	324,606	1,701
Seattle Genetics, Inc. (a)	861,616	6,919
Transition Therapeutics, Inc. (a)	8,600	33
Vertex Pharmaceuticals, Inc. (a)	533,700	16,134
		107,658
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	80,700	4,108
Boston Scientific Corp. (a)	322,900	2,267
Covidien Ltd.	161,434	5,113
Edwards Lifesciences Corp. (a)	17,300	962
Medtronic, Inc.	80,700	2,388
Thoratec Corp. (a)	244,600	5,587
		20,425
Health Care Providers & Services - 1.5%
athenahealth, Inc. (a)	84,600	2,156
Express Scripts, Inc. (a)	80,700	4,059
Medco Health Solutions, Inc. (a)	94,900	3,851
UnitedHealth Group, Inc.	111,300	2,187
WellPoint, Inc. (a)	70,400	2,388
		14,641
Life Sciences Tools & Services - 0.3%
Exelixis, Inc. (a)	659,900	2,851
Pharmaceuticals - 4.8%
Abbott Laboratories	332,200	15,726
Allergan, Inc.	201,600	7,810
Elan Corp. PLC sponsored ADR (a)	80,100	495
Johnson & Johnson	58,000	2,900
MAP Pharmaceuticals, Inc. (a)	3,077	7
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	269,400	$ 6,519
Teva Pharmaceutical Industries Ltd. sponsored ADR	115,800	5,162
Wyeth	197,700	8,070
		46,689
TOTAL HEALTH CARE		192,264
INDUSTRIALS - 5.8%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	161,300	4,328
The Boeing Co.	247,400	7,778
		12,106
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	172,300	7,095
Airlines - 0.4%
AMR Corp. (a)	435,600	1,782
Continental Airlines, Inc. Class B (a)	163,600	1,639
		3,421
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	81,559	1,435
Electrical Equipment - 0.1%
American Superconductor Corp. (a)(d)	91,800	1,236
Industrial Conglomerates - 0.8%
3M Co.	170,200	7,737
Machinery - 1.1%
Caterpillar, Inc.	174,500	4,294
Danaher Corp.	98,400	4,995
ITT Corp.	46,100	1,722
		11,011
Professional Services - 0.3%
FTI Consulting, Inc. (a)	65,500	2,393
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	66,400	3,902
Union Pacific Corp.	158,300	5,939
		9,841
TOTAL INDUSTRIALS		56,275
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	1,164,300	$ 16,964
Corning, Inc.	194,600	2,053
Infinera Corp. (a)	3,200	23
Juniper Networks, Inc. (a)	114,500	1,627
QUALCOMM, Inc.	696,005	23,267
Research In Motion Ltd. (a)	144,690	5,779
		49,713
Computers & Peripherals - 6.9%
Apple, Inc. (a)	354,758	31,683
Hewlett-Packard Co.	491,000	14,254
International Business Machines Corp.	127,800	11,761
NetApp, Inc. (a)	202,600	2,723
Palm, Inc. (a)	32,593	236
Sun Microsystems, Inc. (a)	1,505,700	7,047
		67,704
Electronic Equipment & Components - 0.2%
Dolby Laboratories, Inc. Class A (a)	83,500	2,342
Internet Software & Services - 4.9%
Google, Inc. Class A (sub. vtg.) (a)	140,408	47,459
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	227,216	4,181
MasterCard, Inc. Class A	31,000	4,899
The Western Union Co.	88,100	983
Visa, Inc.	440,000	24,952
		35,015
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	104,000	1,939
Applied Materials, Inc.	587,300	5,409
Atheros Communications, Inc. (a)	70,449	851
Broadcom Corp. Class A (a)	153,700	2,528
Cree, Inc. (a)(d)	566,200	11,120
Intel Corp.	583,300	7,431
International Rectifier Corp. (a)	278,000	3,489
NVIDIA Corp. (a)	591,700	4,899
Power Integrations, Inc.	137,000	2,514
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	525,732	3,964
Texas Instruments, Inc.	196,700	2,823
Xilinx, Inc.	60,600	1,071
		48,038
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 5.8%
Microsoft Corp.	678,800	$ 10,963
Nintendo Co. Ltd.	88,900	25,070
Oracle Corp. (a)	565,600	8,789
Salesforce.com, Inc. (a)	282,400	7,907
SuccessFactors, Inc. (a)(d)	349,400	1,775
TiVo, Inc. (a)	346,700	2,458
		56,962
TOTAL INFORMATION TECHNOLOGY		307,233
MATERIALS - 4.1%
Chemicals - 2.3%
Monsanto Co.	287,700	21,943
Metals & Mining - 1.8%
ArcelorMittal SA (NY Shares) Class A (d)	160,900	3,110
Barrick Gold Corp.	168,000	5,078
Freeport-McMoRan Copper & Gold, Inc. Class B	262,500	7,985
Nucor Corp.	38,100	1,282
Timminco Ltd. (a)	163,900	424
		17,879
TOTAL MATERIALS		39,822
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	60,300	1,756
Bharti Airtel Ltd. (a)	191,391	2,360
Sprint Nextel Corp. (a)	2,633,100	8,663
		12,779
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	112,300	5,303
TOTAL COMMON STOCKS (Cost $1,305,953)		961,624
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.59% (b)	13,313,483	$ 13,313
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	27,698,160	27,698
TOTAL MONEY MARKET FUNDS (Cost $41,011)		41,011
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,346,964)		1,002,635
NET OTHER ASSETS - (2.5)%		(24,787)
NET ASSETS - 100%		$ 977,848
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 79
Fidelity Securities Lending Cash Central Fund	256
Total	$ 335
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,002,635	$ 955,070	$ 47,565	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 12,960
Total Realized Gain (Loss)	(193)
Total Unrealized Gain (Loss)	(7,403)
Cost of Purchases	-
Proceeds of Sales	(827)
Amortization/Accretion	-
Transfer in/out of Level 3	(4,537)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,350,650,000. Net unrealized depreciation aggregated $348,015,000, of which $17,580,000 related to appreciated investment securities and $365,595,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797927.105

LC-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.6%
BorgWarner, Inc.	33,600	$ 579,600
Gentex Corp.	373,200	2,985,600
Johnson Controls, Inc.	88,100	1,002,578
		4,567,778
Distributors - 0.7%
Li & Fung Ltd.	2,342,000	5,075,135
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp. unit	30,900	1,174,200
Sonic Corp. (a)	64,875	583,875
The Cheesecake Factory, Inc. (a)	89,389	727,626
		2,485,701
Household Durables - 1.8%
Centex Corp.	20,900	129,789
KB Home	308,151	2,742,544
Meritage Homes Corp. (a)	76,900	762,848
Mohawk Industries, Inc. (a)	15,500	350,145
Newell Rubbermaid, Inc.	137,400	776,310
Pulte Homes, Inc.	500,700	4,596,426
Ryland Group, Inc.	263,620	3,724,951
		13,083,013
Media - 0.8%
Comcast Corp. Class A (special) (non-vtg.)	105,300	1,279,395
The Walt Disney Co.	25,100	420,927
Time Warner, Inc.	82,300	627,949
Viacom, Inc. Class B (non-vtg.) (a)	223,000	3,431,970
		5,760,241
Specialty Retail - 4.9%
Best Buy Co., Inc.	91,400	2,634,148
Dick's Sporting Goods, Inc. (a)	274,800	3,393,780
Home Depot, Inc.	86,200	1,800,718
Lowe's Companies, Inc.	526,300	8,336,592
Staples, Inc.	1,163,075	18,551,046
		34,716,284
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. (a)	52,900	370,300
TOTAL CONSUMER DISCRETIONARY		66,058,452
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.3%
Beverages - 1.8%
Anheuser-Busch InBev NV	188,800	$ 5,158,136
Anheuser-Busch InBev NV (strip VVPR) (a)	81,600	512
PepsiCo, Inc.	91,500	4,404,810
The Coca-Cola Co.	71,310	2,913,014
		12,476,472
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	418,700	10,777,338
Wal-Mart Stores, Inc.	76,000	3,742,240
		14,519,578
Food Products - 1.7%
Groupe Danone	73,400	3,482,606
Nestle SA (Reg.)	260,256	8,507,164
		11,989,770
Household Products - 0.6%
Energizer Holdings, Inc. (a)	105,000	4,429,950
Tobacco - 0.2%
Philip Morris International, Inc.	33,100	1,107,857
TOTAL CONSUMER STAPLES		44,523,627
ENERGY - 8.3%
Energy Equipment & Services - 0.8%
Nabors Industries Ltd. (a)	62,400	605,904
National Oilwell Varco, Inc. (a)	98,200	2,624,886
Schlumberger Ltd. (NY Shares)	33,400	1,271,204
Weatherford International Ltd. (a)	122,200	1,303,874
		5,805,868
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	19,000	664,050
Chesapeake Energy Corp.	117,400	1,836,136
ConocoPhillips	281,700	10,521,495
Denbury Resources, Inc. (a)	420,882	5,420,960
EnCana Corp.	58,100	2,292,670
EOG Resources, Inc.	84,700	4,238,388
Exxon Mobil Corp.	64,626	4,388,105
Hess Corp.	177,200	9,691,068
Occidental Petroleum Corp.	117,900	6,115,473
Petrohawk Energy Corp. (a)	22,001	374,457
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	82,300	$ 2,927,411
Ultra Petroleum Corp. (a)	132,300	4,649,022
		53,119,235
TOTAL ENERGY		58,925,103
FINANCIALS - 14.9%
Capital Markets - 3.6%
Bank of New York Mellon Corp.	220,865	4,896,577
Credit Suisse Group sponsored ADR	73,600	1,778,176
Goldman Sachs Group, Inc.	72,100	6,566,868
Greenhill & Co., Inc.	7,200	465,120
Janus Capital Group, Inc.	176,276	777,377
Morgan Stanley	340,800	6,659,232
State Street Corp.	148,699	3,757,624
T. Rowe Price Group, Inc.	26,700	607,158
		25,508,132
Commercial Banks - 3.2%
BB&T Corp.	32,200	519,386
Comerica, Inc.	61,600	924,616
PNC Financial Services Group, Inc.	204,200	5,582,828
SunTrust Banks, Inc.	111,200	1,337,736
U.S. Bancorp, Delaware	187,100	2,677,401
Wells Fargo & Co.	968,582	11,719,842
		22,761,809
Consumer Finance - 0.3%
Capital One Financial Corp.	172,200	2,075,010
Diversified Financial Services - 4.6%
Bank of America Corp.	1,631,499	6,444,421
Citigroup, Inc.	566,400	849,600
JPMorgan Chase & Co.	1,042,021	23,810,180
KKR Financial Holdings LLC	976,697	1,054,833
		32,159,034
Insurance - 2.4%
ACE Ltd.	150,800	5,505,708
Everest Re Group Ltd.	97,375	6,342,034
Hartford Financial Services Group, Inc.	32,100	195,810
MBIA, Inc. (a)	53,000	145,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	132,600	$ 2,447,796
RenaissanceRe Holdings Ltd.	51,200	2,305,536
		16,942,104
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	510,200	1,474,478
Jones Lang LaSalle, Inc.	38,800	772,896
		2,247,374
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp.	445,000	1,014,600
Radian Group, Inc.	1,268,969	2,423,731
		3,438,331
TOTAL FINANCIALS		105,131,794
HEALTH CARE - 15.4%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)(e)	154,200	2,843,448
Cephalon, Inc. (a)	60,075	3,940,319
Cougar Biotechnology, Inc. (a)	21,900	548,157
CSL Ltd.	2,994	69,240
Vertex Pharmaceuticals, Inc. (a)	193,500	5,849,505
		13,250,669
Health Care Equipment & Supplies - 4.4%
Conceptus, Inc. (a)	138,103	1,550,897
Cooper Companies, Inc.	43,600	958,764
HeartWare International, Inc. unit (a)	2,808,156	1,939,688
Inverness Medical Innovations, Inc. (a)(e)	1,180,491	26,525,621
		30,974,970
Health Care Providers & Services - 2.2%
athenahealth, Inc. (a)	69,083	1,760,235
Express Scripts, Inc. (a)	138,000	6,941,400
Medco Health Solutions, Inc. (a)	11,900	482,902
UnitedHealth Group, Inc.	134,500	2,642,925
WellPoint, Inc. (a)	122,500	4,155,200
		15,982,662
Life Sciences Tools & Services - 1.4%
AMAG Pharmaceuticals, Inc. (a)	103,756	2,806,600
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	56,100	$ 1,757,613
QIAGEN NV (a)	354,500	5,679,090
		10,243,303
Pharmaceuticals - 5.5%
Allergan, Inc.	169,073	6,549,888
Elan Corp. PLC sponsored ADR (a)	188,800	1,166,784
Merck & Co., Inc.	413,672	10,010,862
Pfizer, Inc.	689,300	8,485,283
Schering-Plough Corp.	292,700	5,090,053
Wyeth	184,000	7,510,880
		38,813,750
TOTAL HEALTH CARE		109,265,354
INDUSTRIALS - 8.9%
Aerospace & Defense - 3.3%
BE Aerospace, Inc. (a)	140,500	1,048,130
Honeywell International, Inc.	646,700	17,350,961
Precision Castparts Corp.	21,000	1,164,030
Raytheon Co.	91,500	3,657,255
		23,220,376
Building Products - 0.1%
Masco Corp.	90,700	467,105
Electrical Equipment - 2.2%
Energy Conversion Devices, Inc. (a)(e)	75,300	1,651,329
Evergreen Solar, Inc. (a)(e)	465,765	568,233
First Solar, Inc. (a)(e)	43,500	4,599,690
Q-Cells SE (a)(e)	238,700	3,954,748
Rockwell Automation, Inc.	38,600	775,860
Saft Groupe SA	50,400	1,148,640
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	100,200	610,218
Vestas Wind Systems AS (a)	50,900	2,215,836
		15,524,554
Industrial Conglomerates - 1.3%
General Electric Co.	556,400	4,734,964
Siemens AG sponsored ADR	75,600	3,826,872
Textron, Inc.	150,100	848,065
		9,409,901
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.6%
Cummins, Inc.	99,000	$ 2,059,200
Danaher Corp.	72,200	3,664,872
Deere & Co.	44,500	1,223,305
Navistar International Corp. (a)	106,800	3,011,760
Parker Hannifin Corp.	17,600	587,312
SPX Corp.	24,200	1,071,576
		11,618,025
Road & Rail - 0.4%
Con-way, Inc.	142,649	2,155,426
Old Dominion Freight Lines, Inc. (a)	31,500	686,385
		2,841,811
TOTAL INDUSTRIALS		63,081,772
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 8.1%
Cisco Systems, Inc. (a)	1,497,900	21,824,403
Corning, Inc.	1,352,750	14,271,513
Juniper Networks, Inc. (a)	526,608	7,483,100
QUALCOMM, Inc.	403,700	13,495,691
		57,074,707
Computers & Peripherals - 3.0%
Apple, Inc. (a)	126,600	11,306,646
Hewlett-Packard Co.	342,300	9,936,969
		21,243,615
Electronic Equipment & Components - 0.6%
Avnet, Inc. (a)	186,100	3,213,947
BYD Co. Ltd. (H Shares)	331,000	638,924
Everlight Electronics Co. Ltd.	491,000	748,710
		4,601,581
Internet Software & Services - 1.9%
Equinix, Inc. (a)	16,000	742,560
Google, Inc. Class A (sub. vtg.) (a)	36,950	12,488,731
		13,231,291
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	822,200	15,128,480
MasterCard, Inc. Class A	35,300	5,578,459
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	430,000	$ 4,798,800
Visa, Inc.	75,100	4,258,921
		29,764,660
Semiconductors & Semiconductor Equipment - 8.0%
Applied Materials, Inc.	400,186	3,685,713
ARM Holdings PLC sponsored ADR	1,276,300	5,347,697
ASML Holding NV (NY Shares)	357,600	5,410,488
Globe Specialty Metals, Inc. (Reg. S) (a)	58,584	322,212
Intel Corp.	125,800	1,602,692
Lam Research Corp. (a)	347,010	6,787,516
MEMC Electronic Materials, Inc. (a)	1,266,700	19,013,167
National Semiconductor Corp.	329,700	3,593,730
Taiwan Semiconductor Manufacturing Co. Ltd.	3,012,821	3,798,723
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	742,785	5,600,599
Varian Semiconductor Equipment Associates, Inc. (a)	94,000	1,715,500
		56,878,037
Software - 2.5%
Adobe Systems, Inc. (a)	149,200	2,491,640
Autonomy Corp. PLC (a)	295,363	5,089,875
Electronic Arts, Inc. (a)	175,000	2,854,250
Microsoft Corp.	271,100	4,378,265
Salesforce.com, Inc. (a)	68,480	1,917,440
VMware, Inc. Class A (a)	55,100	1,143,876
		17,875,346
TOTAL INFORMATION TECHNOLOGY		200,669,237
MATERIALS - 2.9%
Chemicals - 2.0%
Albemarle Corp.	248,774	4,813,777
Celanese Corp. Class A	47,194	403,037
Dow Chemical Co.	24,000	171,840
Monsanto Co.	78,100	5,956,687
OMNOVA Solutions, Inc. (a)	71,700	60,945
W.R. Grace & Co. (a)	486,700	2,725,520
		14,131,806
Metals & Mining - 0.7%
AMG Advanced Metallurgical Group NV (a)	320,155	1,853,828
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	48,600	$ 1,156,194
Timminco Ltd. (a)(e)	644,046	1,665,614
		4,675,636
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	56,700	1,369,872
TOTAL MATERIALS		20,177,314
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.5%
Global Crossing Ltd. (a)	44,900	328,668
Qwest Communications International, Inc.	448,500	1,520,415
Verizon Communications, Inc.	546,070	15,579,377
		17,428,460
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	544,900	1,792,721
TOTAL TELECOMMUNICATION SERVICES		19,221,181
UTILITIES - 2.0%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	14,700	347,508
Entergy Corp.	70,000	4,717,300
Exelon Corp.	152,600	7,205,772
FPL Group, Inc.	38,900	1,763,337
		14,033,917
TOTAL COMMON STOCKS (Cost $983,795,401)		701,087,751
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75% (Cost $657,262)	15,900	859,983
Convertible Bonds - 0.4%
	Principal Amount	Value
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)	$ 5,332,000	$ 1,586,270
INDUSTRIALS - 0.2%
Electrical Equipment - 0.2%
Energy Conversion Devices, Inc. 3% 6/15/13	1,915,000	1,128,778
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (d)(g)	1,480,000	185,000
7.75% 6/1/15 (d)	3,200,000	50,414
		235,414
TOTAL CONVERTIBLE BONDS (Cost $3,198,964)		2,950,462
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.59% (b)	491,614	491,614
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	15,615,002	15,615,002
TOTAL MONEY MARKET FUNDS (Cost $16,106,616)		16,106,616
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,003,758,243)		721,004,812
NET OTHER ASSETS - (1.8)%		(12,717,790)
NET ASSETS - 100%		$ 708,287,022
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,586,270 or 0.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,077
Fidelity Securities Lending Cash Central Fund	170,021
Total	$ 178,098
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 721,004,812	$ 672,388,816	$ 48,430,996	$ 185,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,705,000
Total Realized Gain (Loss)	(99,443)
Total Unrealized Gain (Loss)	(1,915,800)
Cost of Purchases	-
Proceeds of Sales	(330,557)
Amortization/Accretion	-
Transfer in/out of Level 3	(1,174,200)
Ending Balance	$ 185,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,059,058,315. Net unrealized depreciation aggregated $338,053,503, of which $22,050,431 related to appreciated investment securities and $360,103,934 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797928.105

MC-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.6%
Diversified Consumer Services - 6.0%
DeVry, Inc.	2,365,649	$ 122,895
Strayer Education, Inc.	97,600	16,568
		139,463
Hotels, Restaurants & Leisure - 6.5%
Burger King Holdings, Inc.	1,714,509	36,845
International Game Technology	6,442,411	56,822
Las Vegas Sands Corp. unit	313,300	11,905
Wendy's/Arby's Group, Inc.	10,487,200	47,507
		153,079
Internet & Catalog Retail - 0.7%
Expedia, Inc. (a)	2,077,800	16,560
Leisure Equipment & Products - 1.0%
Hasbro, Inc.	1,041,000	23,828
Media - 4.6%
The DIRECTV Group, Inc. (a)	5,359,900	106,876
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	586,500	22,768
Specialty Retail - 1.8%
O'Reilly Automotive, Inc. (a)	1,285,100	42,871
TOTAL CONSUMER DISCRETIONARY		505,445
CONSUMER STAPLES - 10.8%
Beverages - 10.2%
Anheuser-Busch InBev NV	4,730,001	129,227
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	3,007,217	35,425
Molson Coors Brewing Co. Class B	2,103,616	74,110
		238,762
Food Products - 0.6%
Cosan Ltd. Class A (a)	4,425,287	14,825
TOTAL CONSUMER STAPLES		253,587
ENERGY - 9.7%
Energy Equipment & Services - 6.6%
Cameron International Corp. (a)	1,246,200	24,027
Diamond Offshore Drilling, Inc.	94,500	5,919
FMC Technologies, Inc. (a)	907,400	24,037
National Oilwell Varco, Inc. (a)	985,500	26,342
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	486,200	$ 11,956
Pride International, Inc. (a)	339,100	5,846
SEACOR Holdings, Inc. (a)	843,977	50,563
Weatherford International Ltd. (a)	561,200	5,988
		154,678
Oil, Gas & Consumable Fuels - 3.1%
Denbury Resources, Inc. (a)	2,152,360	27,722
EXCO Resources, Inc. (a)	726,450	6,618
Hess Corp.	441,200	24,129
Southern Union Co.	982,700	13,178
		71,647
TOTAL ENERGY		226,325
FINANCIALS - 10.6%
Capital Markets - 5.7%
Ashmore Global Opps Ltd. (a)(e)	2,774,656	14,151
Ashmore Group PLC	15,924,961	27,984
Goldman Sachs Group, Inc.	210,300	19,154
Greenhill & Co., Inc. (d)	626,312	40,460
Janus Capital Group, Inc.	2,428,556	10,710
Morgan Stanley	1,148,321	22,438
		134,897
Diversified Financial Services - 2.8%
BM&F BOVESPA SA	12,783,700	32,147
GHL Acquisition Corp. (a)	2,132,500	19,982
GHL Acquisition Corp. unit	1,375,120	13,050
		65,179
Insurance - 2.1%
Everest Re Group Ltd.	631,564	41,134
W.R. Berkley Corp.	355,200	7,392
		48,526
TOTAL FINANCIALS		248,602
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.9%
Biotechnology - 2.9%
Cephalon, Inc. (a)(d)	513,427	$ 33,676
Vertex Pharmaceuticals, Inc. (a)	1,173,900	35,487
		69,163
Health Care Equipment & Supplies - 7.3%
Boston Scientific Corp. (a)	7,783,000	54,637
C.R. Bard, Inc.	454,941	36,514
Edwards Lifesciences Corp. (a)	1,041,689	57,928
St. Jude Medical, Inc. (a)	690,860	22,909
		171,988
Health Care Providers & Services - 3.8%
Express Scripts, Inc. (a)	1,750,273	88,039
Health Care Technology - 1.9%
HLTH Corp. (a)(d)	4,062,800	44,366
TOTAL HEALTH CARE		373,556
INDUSTRIALS - 5.5%
Airlines - 1.5%
Allegiant Travel Co. (a)(d)	1,016,301	34,879
Commercial Services & Supplies - 1.8%
Waste Management, Inc.	1,564,132	42,232
Professional Services - 1.3%
FTI Consulting, Inc. (a)	849,540	31,042
Road & Rail - 0.9%
America Latina Logistica SA unit	67,700	230
CSX Corp.	863,900	21,321
		21,551
TOTAL INDUSTRIALS		129,704
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 7.1%
Juniper Networks, Inc. (a)	5,146,850	73,137
QUALCOMM, Inc.	2,805,700	93,795
		166,932
Internet Software & Services - 0.7%
GSI Commerce, Inc. (a)(d)	1,500,000	16,635
IT Services - 9.7%
Fiserv, Inc. (a)	4,012,826	130,896
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	162,030	$ 25,606
Visa, Inc.	1,252,700	71,041
		227,543
Semiconductors & Semiconductor Equipment - 1.6%
Cypress Semiconductor Corp. (a)	1,093,002	6,077
MEMC Electronic Materials, Inc. (a)	2,056,400	30,867
		36,944
Software - 1.9%
Activision Blizzard, Inc. (a)	605,500	6,073
Electronic Arts, Inc. (a)	2,297,189	37,467
		43,540
TOTAL INFORMATION TECHNOLOGY		491,594
MATERIALS - 2.3%
Construction Materials - 0.7%
Texas Industries, Inc. (d)	1,068,900	17,209
Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,238,200	37,666
TOTAL MATERIALS		54,875
TELECOMMUNICATION SERVICES - 3.6%
Wireless Telecommunication Services - 3.6%
American Tower Corp. Class A (a)	2,497,267	72,720
Telephone & Data Systems, Inc.	408,400	12,048
		84,768
TOTAL COMMON STOCKS (Cost $2,755,152)		2,368,456
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INDUSTRIALS - 0.0%
Airlines - 0.0%
Skybus Airlines, Inc.:
Series A (a)(f)	2,300,000	$ 23
Series B (a)(f)	1,671,354	17
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,692)		40
Money Market Funds - 4.6%

Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c) (Cost $108,401)	108,400,513	108,401
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $2,884,245)		2,476,897
NET OTHER ASSETS - (5.6)%		(131,071)
NET ASSETS - 100%		$ 2,345,826
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Skybus Airlines, Inc.: Series A	3/20/06	$ 11,500
Series B	3/13/07	$ 9,192
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 160
Fidelity Securities Lending Cash Central Fund	942
Total	$ 1,102
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 19,776	$ -	$ -	$ -	$ 14,151
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,476,897	$ 2,307,741	$ 169,116	$ 40
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 31,370
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(19,425)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(11,905)
Ending Balance	$ 40

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $2,916,080,000. Net unrealized depreciation aggregated $439,183,000, of which $202,582,000 related to appreciated investment securities and $641,765,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797929.105

ASCF-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Distributors - 1.2%
LKQ Corp. (a)	2,279,900	$ 30,779
Diversified Consumer Services - 0.6%
Navitas Ltd.	369,839	537
Raffles Education Corp. Ltd.	50,408,000	13,320
		13,857
Household Durables - 0.8%
Tupperware Brands Corp.	1,471,543	20,866
Media - 0.4%
Harte-Hanks, Inc.	1,712,472	9,607
TOTAL CONSUMER DISCRETIONARY		75,109
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.5%
BJ's Wholesale Club, Inc. (a)	450,200	13,452
Food Products - 2.4%
Corn Products International, Inc.	1,587,200	32,014
TreeHouse Foods, Inc. (a)	994,084	26,532
		58,546
Personal Products - 0.7%
Herbalife Ltd.	1,329,900	18,140
TOTAL CONSUMER STAPLES		90,138
ENERGY - 9.5%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (a)	1,302,000	19,895
Bristow Group, Inc. (a)	733,900	14,861
Exterran Holdings, Inc. (a)	943,702	17,081
Oil States International, Inc. (a)	680,872	9,069
Unit Corp. (a)	930,200	19,878
		80,784
Oil, Gas & Consumable Fuels - 6.3%
Boardwalk Pipeline Partners, LP	2,502,238	52,797
Buckeye GP Holdings LP	549,593	8,574
Buckeye Partners LP	994,700	39,291
Forest Oil Corp. (a)	449,635	6,376
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Development Corp. (a)(d)	1,485,143	$ 17,970
Sunoco Logistics Partners LP	559,300	30,756
		155,764
TOTAL ENERGY		236,548
FINANCIALS - 6.0%
Capital Markets - 0.9%
Investment Technology Group, Inc. (a)	1,202,900	23,420
Commercial Banks - 0.5%
Gunma Bank Ltd.	2,268,000	12,106
Insurance - 1.9%
First Mercury Financial Corp. (a)	846,639	10,083
Mercer Insurance Group, Inc. (d)	656,100	8,956
Reinsurance Group of America, Inc.	1,007,600	27,407
		46,446
Real Estate Investment Trusts - 2.7%
Health Care REIT, Inc.	2,176,900	66,983
TOTAL FINANCIALS		148,955
HEALTH CARE - 8.6%
Health Care Equipment & Supplies - 1.6%
COLTENE Holding AG (d)	421,900	15,455
Guerbet	130,049	18,816
Medical Action Industries, Inc. (a)(d)	833,255	5,566
		39,837
Health Care Providers & Services - 6.1%
AmSurg Corp. (a)(d)	2,305,267	36,008
Health Net, Inc. (a)	328,966	4,342
Healthways, Inc. (a)(d)	3,233,205	29,454
United Drug PLC (Ireland) (d)	17,011,070	34,925
Universal Health Services, Inc. Class B	1,271,700	46,837
		151,566
Health Care Technology - 0.9%
IMS Health, Inc.	1,775,800	22,233
TOTAL HEALTH CARE		213,636
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 23.0%
Aerospace & Defense - 8.3%
Alliant Techsystems, Inc. (a)	1,369,467	$ 96,767
Moog, Inc. Class A (a)	1,399,500	32,538
QinetiQ Group PLC	9,303,105	18,340
Teledyne Technologies, Inc. (a)	534,100	12,236
VT Group PLC	6,463,284	45,197
		205,078
Air Freight & Logistics - 0.8%
UTI Worldwide, Inc.	1,674,162	20,575
Commercial Services & Supplies - 4.2%
ATC Technology Corp. (a)	703,169	7,320
Babcock International Group PLC	5,695,572	36,769
Multi-Color Corp.	592,978	7,685
Prosegur Comp Securidad SA (Reg.)	1,353,825	34,706
Spice PLC (d)	30,003,570	16,701
		103,181
Industrial Conglomerates - 2.2%
Bidvest Group Ltd.	1,926,906	15,827
DCC PLC (Ireland)	2,927,700	39,766
		55,593
Professional Services - 7.5%
CBIZ, Inc. (a)	2,077,966	14,255
FTI Consulting, Inc. (a)(d)	3,286,051	120,077
Watson Wyatt Worldwide, Inc. Class A	1,066,500	52,376
		186,708
TOTAL INDUSTRIALS		571,135
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 0.9%
ViaSat, Inc. (a)	1,194,278	21,855
Electronic Equipment & Components - 0.5%
Diploma PLC (d)	6,845,967	10,752
Elec & Eltek International Co. Ltd.	406,000	387
		11,139
IT Services - 19.0%
Affiliated Computer Services, Inc. Class A (a)	2,407,807	112,276
Broadridge Financial Solutions, Inc.	997,900	15,946
CACI International, Inc. Class A (a)	1,000,000	42,770
CGI Group, Inc. Class A (sub. vtg.) (a)	6,594,545	48,209
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Convergys Corp. (a)	3,674,000	$ 23,697
Fidelity National Information Services, Inc.	1,977,500	34,606
Hewitt Associates, Inc. Class A (a)	1,660,651	48,989
Integral Systems, Inc. (a)	798,544	7,291
ManTech International Corp. Class A (a)	329,228	17,176
Metavante Holding Co. (a)	4,108,874	69,070
Syntel, Inc.	1,766,400	35,929
TNS, Inc. (a)(d)	2,501,969	16,738
		472,697
Software - 2.6%
EPIQ Systems, Inc. (a)(d)	3,242,369	54,699
Sybase, Inc. (a)	391,800	10,649
		65,348
TOTAL INFORMATION TECHNOLOGY		571,039
MATERIALS - 2.3%
Chemicals - 1.1%
Airgas, Inc.	918,669	28,286
Metals & Mining - 1.2%
Reliance Steel & Aluminum Co.	1,245,100	29,621
TOTAL MATERIALS		57,907
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
Premiere Global Services, Inc. (a)	2,421,800	20,246
Wireless Telecommunication Services - 1.2%
Syniverse Holdings, Inc. (a)	1,931,073	29,217
TOTAL TELECOMMUNICATION SERVICES		49,463
UTILITIES - 2.5%
Gas Utilities - 2.5%
UGI Corp.	2,631,700	63,134
TOTAL COMMON STOCKS (Cost $2,741,470)		2,077,064
Convertible Bonds - 0.0%
		Principal Amount (000s)(c)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Jumbo SA 0.1% 8/8/13 (Cost $665)	EUR	52	$ 657
Money Market Funds - 17.1%
	Shares
Fidelity Cash Central Fund, 0.59% (b) (Cost $426,365)	426,365,410	426,365
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,168,500)		2,504,086
NET OTHER ASSETS - (0.6)%		(16,000)
NET ASSETS - 100%		$ 2,488,086
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,215
Fidelity Securities Lending Cash Central Fund	20
Total	$ 1,235
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmSurg Corp.	$ 43,720	$ 2,154	$ -	$ -	$ 36,008
COLTENE Holding AG	20,079	27	2,705	-	15,455
Diploma PLC	11,048	-	-	-	10,752
EPIQ Systems, Inc.	52,656	-	-	-	54,699
FTI Consulting, Inc.	180,210	-	-	-	120,077
Healthways, Inc.	-	41,537	-	-	29,454
Medical Action Industries, Inc.	7,174	-	-	-	5,566
Mercer Insurance Group, Inc.	7,545	-	-	49	8,956
Petroleum Development Corp.	28,515	-	-	-	17,970
RehabCare Group, Inc.	23,161	-	23,584	-	-
Spice PLC	39,148	-	-	150	16,701
TNS, Inc.	17,728	4,496	-	-	16,738
United Drug PLC (Ireland)	46,357	7,030	-	1,086	34,925
Total	$ 477,341	$ 55,244	$ 26,289	$ 1,285	$ 367,301
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,504,086	$ 2,205,652	$ 298,434	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $3,168,507,000. Net unrealized depreciation aggregated $664,421,000, of which $66,948,000 related to appreciated investment securities and $731,369,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797937.105

ATQG-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.1%
Exide Technologies (a)	1,700	$ 5,542
Johnson Controls, Inc.	700	7,966
		13,508
Diversified Consumer Services - 0.4%
DeVry, Inc.	600	31,170
Strayer Education, Inc.	100	16,975
		48,145
Hotels, Restaurants & Leisure - 2.8%
Burger King Holdings, Inc.	2,100	45,129
Darden Restaurants, Inc.	1,100	29,854
Marriott International, Inc. Class A	2,100	29,736
McDonald's Corp.	3,400	177,650
Penn National Gaming, Inc. (a)	300	5,727
Starwood Hotels & Resorts Worldwide, Inc.	1,800	20,862
		308,958
Household Durables - 0.3%
Leggett & Platt, Inc.	500	5,715
Tempur-Pedic International, Inc.	5,000	30,700
		36,415
Internet & Catalog Retail - 0.9%
Amazon.com, Inc.	1,200	77,748
Blue Nile, Inc. (a)(d)	800	19,096
		96,844
Media - 0.8%
Interpublic Group of Companies, Inc. (a)	8,700	33,147
The DIRECTV Group, Inc. (a)	2,800	55,832
		88,979
Multiline Retail - 0.9%
Nordstrom, Inc. (d)	2,300	30,981
Target Corp.	2,400	67,944
		98,925
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	1,600	35,184
Best Buy Co., Inc.	3,100	89,342
Dick's Sporting Goods, Inc. (a)	1,900	23,465
Home Depot, Inc.	600	12,534
Lowe's Companies, Inc.	2,000	31,680
Penske Auto Group, Inc.	4,200	23,772
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	1,200	$ 35,424
Staples, Inc.	5,600	89,320
The Men's Wearhouse, Inc.	1,400	14,952
TJX Companies, Inc.	3,200	71,264
		426,937
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc. (a)	2,800	39,144
G-III Apparel Group Ltd. (a)	3,800	12,920
Liz Claiborne, Inc.	3,500	9,765
NIKE, Inc. Class B	1,400	58,142
Phillips-Van Heusen Corp.	900	14,913
Polo Ralph Lauren Corp. Class A	1,600	55,152
VF Corp.	900	46,710
		236,746
TOTAL CONSUMER DISCRETIONARY		1,355,457
CONSUMER STAPLES - 12.1%
Beverages - 3.0%
Molson Coors Brewing Co. Class B	1,500	52,845
PepsiCo, Inc.	1,400	67,396
The Coca-Cola Co.	5,000	204,250
		324,491
Food & Staples Retailing - 5.2%
Costco Wholesale Corp.	3,400	143,956
CVS Caremark Corp.	2,200	56,628
Wal-Mart Stores, Inc.	7,500	369,300
		569,884
Food Products - 2.0%
General Mills, Inc.	1,300	68,224
Green Mountain Coffee Roasters, Inc. (a)	400	14,940
Nestle SA sponsored ADR	3,250	105,658
Smart Balance, Inc. (a)	5,200	30,472
		219,294
Household Products - 1.4%
Procter & Gamble Co.	3,300	158,961
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.5%
Avon Products, Inc.	3,300	$ 58,047
TOTAL CONSUMER STAPLES		1,330,677
ENERGY - 8.3%
Energy Equipment & Services - 2.4%
Halliburton Co.	2,400	39,144
National Oilwell Varco, Inc. (a)	2,428	64,900
Noble Corp.	1,900	46,721
Schlumberger Ltd. (NY Shares)	3,120	118,747
		269,512
Oil, Gas & Consumable Fuels - 5.9%
Arch Coal, Inc.	1,300	18,070
Canadian Natural Resources Ltd.	500	16,075
Chesapeake Energy Corp.	2,000	31,280
ConocoPhillips	100	3,735
CONSOL Energy, Inc.	1,670	45,508
EOG Resources, Inc.	1,100	55,044
Exxon Mobil Corp.	2,840	192,836
Hess Corp.	1,200	65,628
Massey Energy Co.	1,200	13,860
Nova Biosource Fuels, Inc. (a)	31,400	1,256
Occidental Petroleum Corp.	2,000	103,740
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,100	24,618
Range Resources Corp.	100	3,557
Southwestern Energy Co. (a)	1,100	31,647
Ultra Petroleum Corp. (a)	1,100	38,654
		645,508
TOTAL ENERGY		915,020
FINANCIALS - 3.1%
Capital Markets - 1.7%
Charles Schwab Corp.	3,500	44,485
Goldman Sachs Group, Inc.	400	36,432
Janus Capital Group, Inc.	2,000	8,820
Morgan Stanley	2,300	44,942
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	580	$ 32,219
State Street Corp.	820	20,721
		187,619
Commercial Banks - 0.3%
PNC Financial Services Group, Inc.	800	21,872
Wells Fargo & Co.	1,300	15,730
		37,602
Consumer Finance - 0.1%
American Express Co.	800	9,648
Diversified Financial Services - 0.2%
JPMorgan Chase & Co.	800	18,280
Insurance - 0.3%
Berkshire Hathaway, Inc. Class B (a)	10	25,640
MetLife, Inc.	500	9,230
		34,870
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	2,600	7,514
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	4,500	46,665
TOTAL FINANCIALS		342,198
HEALTH CARE - 16.8%
Biotechnology - 5.5%
Alexion Pharmaceuticals, Inc. (a)	832	28,454
Alnylam Pharmaceuticals, Inc. (a)	1,200	22,128
Amgen, Inc. (a)	600	29,358
Celgene Corp. (a)	1,900	84,987
Cougar Biotechnology, Inc. (a)	1,200	30,036
CSL Ltd.	918	21,230
Genentech, Inc. (a)	2,000	171,100
Genzyme Corp. (a)	700	42,651
Gilead Sciences, Inc. (a)	3,200	143,360
RXi Pharmaceuticals Corp.	3,054	12,460
United Therapeutics Corp. (a)	200	13,422
		599,186
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	2,700	137,457
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien Ltd.	1,800	$ 57,006
Inverness Medical Innovations, Inc. (a)(d)	6,675	149,987
		344,450
Health Care Providers & Services - 2.6%
athenahealth, Inc. (a)	2,100	53,508
Express Scripts, Inc. (a)	1,600	80,480
Medco Health Solutions, Inc. (a)	2,800	113,624
UnitedHealth Group, Inc.	2,100	41,265
		288,877
Life Sciences Tools & Services - 1.8%
Illumina, Inc. (a)	3,500	109,655
QIAGEN NV (a)	3,600	57,672
Thermo Fisher Scientific, Inc. (a)	700	25,382
		192,709
Pharmaceuticals - 3.8%
Abbott Laboratories	3,300	156,222
Allergan, Inc.	2,300	89,102
Schering-Plough Corp.	6,400	111,296
Wyeth	1,500	61,230
		417,850
TOTAL HEALTH CARE		1,843,072
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.6%
Honeywell International, Inc.	5,600	150,248
Northrop Grumman Corp.	900	33,624
Precision Castparts Corp.	900	49,887
The Boeing Co.	1,500	47,160
United Technologies Corp.	2,800	114,324
		395,243
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	500	20,690
United Parcel Service, Inc. Class B	2,600	107,068
		127,758
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.2%
Delta Air Lines, Inc. (a)	3,625	$ 18,234
UAL Corp. (a)	900	4,419
		22,653
Building Products - 0.2%
Masco Corp.	3,400	17,510
Electrical Equipment - 1.9%
ABB Ltd. sponsored ADR	2,400	28,920
Alstom SA	500	23,457
American Superconductor Corp. (a)(d)	1,900	25,574
AMETEK, Inc.	1,600	42,336
Emerson Electric Co.	2,300	61,525
First Solar, Inc. (a)	200	21,148
Satcon Technology Corp. (a)(d)	8,200	9,758
		212,718
Industrial Conglomerates - 0.2%
Textron, Inc.	3,400	19,210
Machinery - 2.3%
Cummins, Inc.	1,900	39,520
Danaher Corp.	1,100	55,836
Deere & Co.	1,900	52,231
Eaton Corp.	1,000	36,150
Ingersoll-Rand Co. Ltd. Class A	1,000	14,180
Manitowoc Co., Inc.	3,400	13,940
Navistar International Corp. (a)	1,500	42,300
		254,157
Professional Services - 0.4%
Manpower, Inc.	980	27,322
Monster Worldwide, Inc. (a)	3,400	22,406
		49,728
Road & Rail - 0.9%
Union Pacific Corp.	2,700	101,304
TOTAL INDUSTRIALS		1,200,281
INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	16,800	244,776
Corning, Inc.	10,200	107,610
Infinera Corp. (a)	2,500	18,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	1,520	$ 21,599
QUALCOMM, Inc.	7,900	264,097
Research In Motion Ltd. (a)	400	15,976
		672,058
Computers & Peripherals - 6.3%
Apple, Inc. (a)	3,300	294,723
Hewlett-Packard Co.	6,800	197,404
International Business Machines Corp.	1,400	128,842
NetApp, Inc. (a)	2,400	32,256
Palm, Inc. (a)	400	2,896
Seagate Technology	7,800	33,540
		689,661
Electronic Equipment & Components - 0.3%
Ingram Micro, Inc. Class A (a)	2,900	31,581
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	2,200	39,798
Google, Inc. Class A (sub. vtg.) (a)	1,106	373,818
Sohu.com, Inc. (a)	700	34,580
		448,196
IT Services - 3.7%
Accenture Ltd. Class A	3,600	105,084
Cognizant Technology Solutions Corp. Class A (a)	4,200	77,280
CyberSource Corp. (a)	3,300	40,656
MasterCard, Inc. Class A	300	47,409
Visa, Inc.	2,400	136,104
		406,533
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	16,300	150,123
ASML Holding NV (NY Shares)	4,700	71,111
Atmel Corp. (a)	7,600	27,132
Intel Corp.	6,100	77,714
Lam Research Corp. (a)	1,200	23,472
Marvell Technology Group Ltd. (a)	5,500	41,305
Skyworks Solutions, Inc. (a)	4,900	31,850
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,500	11,310
		434,017
Software - 5.5%
CA, Inc.	3,900	66,105
Electronic Arts, Inc. (a)	2,700	44,037
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	3,000	$ 38,700
Microsoft Corp.	10,100	163,115
Oracle Corp. (a)	10,600	164,724
Quest Software, Inc. (a)	2,400	27,120
Sybase, Inc. (a)	3,800	103,284
		607,085
TOTAL INFORMATION TECHNOLOGY		3,289,131
MATERIALS - 3.9%
Chemicals - 1.9%
Monsanto Co.	2,440	186,099
The Mosaic Co.	600	25,830
		211,929
Containers & Packaging - 0.1%
Sealed Air Corp.	1,000	11,160
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd.	600	30,162
Eldorado Gold Corp. (a)	4,400	37,112
Freeport-McMoRan Copper & Gold, Inc. Class B	200	6,084
Newmont Mining Corp.	2,400	99,912
Nucor Corp.	300	10,095
United States Steel Corp.	300	5,901
Yamana Gold, Inc.	1,600	13,986
		203,252
TOTAL MATERIALS		426,341
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc.	15,200	51,528
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	2,200	64,064
Sprint Nextel Corp. (a)	17,600	57,904
		121,968
TOTAL TELECOMMUNICATION SERVICES		173,496
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
Entergy Corp.	300	$ 20,217
Exelon Corp.	300	14,166
		34,383
Multi-Utilities - 0.0%
Sempra Energy	100	4,157
TOTAL UTILITIES		38,540
TOTAL COMMON STOCKS (Cost $15,737,387)		10,914,213
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.59% (b)	83,362	83,362
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	202,466	202,466
TOTAL MONEY MARKET FUNDS (Cost $285,828)		285,828
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $16,023,215)		11,200,041
NET OTHER ASSETS - (1.8)%		(198,659)
NET ASSETS - 100%		$ 11,001,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 544
Fidelity Securities Lending Cash Central Fund	1,322
Total	$ 1,866
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 11,200,041	$ 11,155,354	$ 44,687	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 15,000
Total Realized Gain (Loss)	(2,552)
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(12,448)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $16,191,452. Net unrealized depreciation aggregated $4,991,411, of which $205,033 related to appreciated investment securities and $5,196,444 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

1.797930.105

SO-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 1.8%
BorgWarner, Inc. (e)	174,700	$ 3,014
Federal-Mogul Corp. Class A (a)	346,200	2,240
Johnson Controls, Inc.	233,200	2,654
The Goodyear Tire & Rubber Co. (a)	359,500	1,596
		9,504
Automobiles - 0.2%
Renault SA	58,700	843
Diversified Consumer Services - 1.2%
H&R Block, Inc.	178,100	3,402
Princeton Review, Inc. (a)	268,294	1,234
Regis Corp.	105,700	1,332
		5,968
Hotels, Restaurants & Leisure - 2.9%
Burger King Holdings, Inc.	158,100	3,398
Darden Restaurants, Inc.	141,000	3,827
McCormick & Schmick's Seafood Restaurants (a)	194,500	447
Royal Caribbean Cruises Ltd.	79,300	476
Starwood Hotels & Resorts Worldwide, Inc.	149,887	1,737
Vail Resorts, Inc. (a)(e)	107,606	2,032
Wendy's/Arby's Group, Inc.	137,600	623
WMS Industries, Inc. (a)	116,900	2,119
		14,659
Household Durables - 4.0%
Black & Decker Corp.	76,900	1,820
Centex Corp.	477,200	2,963
Ethan Allen Interiors, Inc.	143,500	1,369
KB Home	60,000	534
Mohawk Industries, Inc. (a)	94,600	2,137
Newell Rubbermaid, Inc.	344,100	1,944
Pulte Homes, Inc.	337,000	3,094
Stanley Furniture Co., Inc.	149,400	1,195
The Stanley Works	118,800	3,179
Whirlpool Corp.	105,225	2,339
		20,574
Leisure Equipment & Products - 0.3%
Brunswick Corp.	256,100	791
Hasbro, Inc.	23,400	536
		1,327
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.4%
Ascent Media Corp. (a)	22,710	$ 533
Discovery Communications, Inc. (a)	121,800	1,889
DISH Network Corp. Class A (a)	307,979	3,465
Grupo Televisa SA de CV (CPO) sponsored ADR	223,600	2,721
Liberty Media Corp. - Capital Series A (a)	367,100	1,887
Virgin Media, Inc.	415,800	1,988
		12,483
Multiline Retail - 0.1%
Tuesday Morning Corp. (a)	918,908	809
Specialty Retail - 5.7%
Abercrombie & Fitch Co. Class A	125,600	2,762
Advance Auto Parts, Inc.	82,700	3,163
Asbury Automotive Group, Inc.	584,041	1,665
Dick's Sporting Goods, Inc. (a)	106,000	1,309
Group 1 Automotive, Inc. (e)	267,328	2,860
J. Crew Group, Inc. (a)	60,300	679
Jos. A. Bank Clothiers, Inc. (a)(e)	55,858	1,262
Lowe's Companies, Inc.	178,000	2,820
Lumber Liquidators, Inc. (a)	230,004	2,203
MarineMax, Inc. (a)	166,200	239
OfficeMax, Inc.	513,200	1,960
PetSmart, Inc.	82,100	1,645
Shoe Carnival, Inc. (a)	45,515	312
Sonic Automotive, Inc. Class A (sub. vtg.) (e)	461,966	661
Staples, Inc.	227,100	3,622
The Men's Wearhouse, Inc.	167,963	1,794
Tween Brands, Inc. (a)	340,252	408
		29,364
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	233,900	1,637
Heelys, Inc.	161,345	297
		1,934
TOTAL CONSUMER DISCRETIONARY		97,465
CONSUMER STAPLES - 2.3%
Beverages - 0.0%
Molson Coors Brewing Co. Class B	7,400	261
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	98,900	$ 2,546
Winn-Dixie Stores, Inc. (a)	150,279	1,453
		3,999
Food Products - 1.2%
Cermaq ASA	397,100	1,607
Lighthouse Caledonia ASA (a)(e)	634,971	16
Marine Harvest ASA (a)(e)	5,659,000	1,353
Ralcorp Holdings, Inc. (a)	31,300	1,897
Tyson Foods, Inc. Class A	159,100	1,341
		6,214
Household Products - 0.2%
Energizer Holdings, Inc. (a)	29,600	1,249
Personal Products - 0.1%
Mead Johnson Nutrition Co. Class A (a)	10,200	281
TOTAL CONSUMER STAPLES		12,004
ENERGY - 7.6%
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc. (a)	85,700	2,291
Noble Corp.	72,600	1,785
Weatherford International Ltd. (a)	219,900	2,346
		6,422
Oil, Gas & Consumable Fuels - 6.3%
Boardwalk Pipeline Partners, LP	67,750	1,430
Cabot Oil & Gas Corp.	22,808	465
Canadian Natural Resources Ltd.	73,800	2,373
Comstock Resources, Inc. (a)	23,800	724
Concho Resources, Inc. (a)	98,400	1,963
Copano Energy LLC	73,513	1,045
Denbury Resources, Inc. (a)	570,758	7,351
Energy Transfer Equity LP	216,500	4,250
EXCO Resources, Inc. (a)	111,800	1,018
Hess Corp.	59,100	3,232
Petrohawk Energy Corp. (a)	311,530	5,302
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	62,900	$ 1,204
Ultra Petroleum Corp. (a)	62,897	2,210
		32,567
TOTAL ENERGY		38,989
FINANCIALS - 18.7%
Capital Markets - 4.3%
AllianceBernstein Holding LP	131,148	1,596
Ameriprise Financial, Inc.	163,700	2,609
Bank of New York Mellon Corp.	266,846	5,916
Cohen & Steers, Inc. (e)	210,017	1,888
Credit Suisse Group sponsored ADR	75,300	1,819
EFG International	168,774	1,171
Fortress Investment Group LLC (e)	743,284	929
GFI Group, Inc.	145,700	326
State Street Corp.	157,100	3,970
Waddell & Reed Financial, Inc. Class A	138,500	1,956
		22,180
Commercial Banks - 2.6%
Associated Banc-Corp.	254,600	3,682
CapitalSource, Inc.	787,286	1,472
First Horizon National Corp.	82,200	754
KeyCorp	59,400	416
PNC Financial Services Group, Inc.	143,200	3,915
Wells Fargo & Co.	270,674	3,275
		13,514
Consumer Finance - 0.7%
Capital One Financial Corp. (e)	178,800	2,155
Discover Financial Services	203,602	1,167
		3,322
Diversified Financial Services - 1.0%
JPMorgan Chase & Co.	226,600	5,178
Insurance - 5.8%
ACE Ltd.	124,500	4,545
Allied World Assurance Co. Holdings Ltd.	83,500	3,207
Argo Group International Holdings, Ltd. (a)	141,887	4,020
Axis Capital Holdings Ltd.	107,400	2,404
Everest Re Group Ltd.	107,000	6,969
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	81,300	$ 1,501
PartnerRe Ltd.	68,800	4,259
W.R. Berkley Corp.	133,800	2,784
		29,689
Real Estate Investment Trusts - 3.3%
Alexandria Real Estate Equities, Inc.	71,301	2,849
Big Yellow Group PLC	95,700	255
CBL & Associates Properties, Inc.	71,750	222
Corporate Office Properties Trust (SBI)	202,300	5,058
Developers Diversified Realty Corp.	240,615	710
Potlatch Corp.	45,100	1,027
Public Storage	45,225	2,509
Simon Property Group, Inc.	8,000	265
SL Green Realty Corp.	38,600	449
Tanger Factory Outlet Centers, Inc.	114,100	3,149
The Macerich Co. (e)	44,600	509
		17,002
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	586,300	1,694
Forestar Group, Inc. (a)	200,884	1,511
Jones Lang LaSalle, Inc.	27,300	544
The St. Joe Co. (a)	2,871	53
		3,802
Thrifts & Mortgage Finance - 0.2%
Washington Federal, Inc.	104,300	1,188
Washington Mutual, Inc.	685,714	17
		1,205
TOTAL FINANCIALS		95,892
HEALTH CARE - 8.2%
Biotechnology - 0.3%
GTx, Inc. (a)(e)	190,202	1,771
Health Care Equipment & Supplies - 1.5%
Cooper Companies, Inc.	53,800	1,183
Covidien Ltd.	84,675	2,682
DENTSPLY International, Inc.	45,119	1,043
I-Flow Corp. (a)	59,800	190
Orthofix International NV (a)	99,600	1,583
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
RTI Biologics, Inc. (a)	172,200	$ 486
Sirona Dental Systems, Inc. (a)	40,300	449
		7,616
Health Care Providers & Services - 3.3%
Brookdale Senior Living, Inc. (e)	405,708	1,481
Capital Senior Living Corp. (a)	385,445	1,118
Community Health Systems, Inc. (a)	88,100	1,441
Emeritus Corp. (a)	521,651	3,505
HealthSouth Corp. (a)(e)	123,000	966
Henry Schein, Inc. (a)	49,858	1,829
LifePoint Hospitals, Inc. (a)	60,922	1,281
McKesson Corp.	22,600	927
Universal Health Services, Inc. Class B	26,600	980
VCA Antech, Inc. (a)	130,485	2,713
WellPoint, Inc. (a)	14,600	495
		16,736
Health Care Technology - 0.2%
IMS Health, Inc.	90,300	1,131
Life Sciences Tools & Services - 0.7%
AMAG Pharmaceuticals, Inc. (a)(e)	93,200	2,521
Thermo Fisher Scientific, Inc. (a)	38,000	1,378
		3,899
Pharmaceuticals - 2.2%
Allergan, Inc.	82,400	3,192
Elan Corp. PLC sponsored ADR (a)	83,000	513
Sepracor, Inc. (a)	167,500	2,509
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,100	2,189
XenoPort, Inc. (a)	129,400	2,703
		11,106
TOTAL HEALTH CARE		42,259
INDUSTRIALS - 15.7%
Aerospace & Defense - 0.4%
Heico Corp. Class A	112,900	2,255
Building Products - 0.9%
Masco Corp.	435,300	2,242
Owens Corning (a)	272,400	2,275
		4,517
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 4.2%
ACCO Brands Corp. (a)	434,493	$ 413
Cenveo, Inc. (a)	345,006	983
Consolidated Graphics, Inc. (a)	117,986	1,592
EnergySolutions, Inc.	585,052	3,774
GeoEye, Inc. (a)	418,057	9,443
R.R. Donnelley & Sons Co.	331,400	2,582
Republic Services, Inc.	138,590	2,758
		21,545
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	13,300	80
Great Lakes Dredge & Dock Corp.	157,638	381
MYR Group, Inc. (a)(f)	238,700	3,203
MYR Group, Inc. (a)	235,400	3,159
URS Corp. (a)	96,475	2,983
		9,806
Electrical Equipment - 2.2%
Acuity Brands, Inc.	102,800	2,356
Cooper Industries Ltd. Class A	137,900	2,908
Energy Conversion Devices, Inc. (a)(e)	62,300	1,366
First Solar, Inc. (a)	2,900	307
Renewable Energy Corp. AS (a)	45,600	309
Sunpower Corp. Class B (a)	91,900	2,275
Zumtobel AG	206,100	1,676
		11,197
Industrial Conglomerates - 0.9%
McDermott International, Inc. (a)	142,900	1,685
Rheinmetall AG	6,100	199
Siemens AG (Reg.) (e)	52,600	2,663
		4,547
Machinery - 1.9%
Accuride Corp. (a)	588,626	159
Commercial Vehicle Group, Inc. (a)	155,800	98
Cummins, Inc.	171,900	3,576
Graco, Inc.	58,100	987
Navistar International Corp. (a)	104,900	2,958
PACCAR, Inc.	78,700	1,973
		9,751
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	513,153	1,057
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.7%
CoStar Group, Inc. (a)	114,843	$ 2,928
Equifax, Inc.	134,800	2,898
Experian PLC	272,691	1,611
Monster Worldwide, Inc. (a)(e)	168,100	1,108
		8,545
Road & Rail - 0.9%
Con-way, Inc.	193,270	2,920
P.A.M. Transportation Services, Inc. (a)	20,674	82
Ryder System, Inc.	64,900	1,484
		4,486
Transportation Infrastructure - 0.5%
Aegean Marine Petroleum Network, Inc.	128,400	2,106
Macquarie Infrastructure Co. LLC (e)	353,479	460
		2,566
TOTAL INDUSTRIALS		80,272
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.3%
Comverse Technology, Inc. (a)	212,800	1,160
Corning, Inc.	205,300	2,166
Juniper Networks, Inc. (a)	224,200	3,186
		6,512
Computers & Peripherals - 0.4%
NCR Corp. (a)	98,200	778
Seagate Technology	282,500	1,215
		1,993
Electronic Equipment & Components - 3.4%
Agilent Technologies, Inc. (a)	159,800	2,216
Arrow Electronics, Inc. (a)	181,800	3,023
Avnet, Inc. (a)	213,850	3,693
Bell Microproducts, Inc. (a)	918,996	570
Ingram Micro, Inc. Class A (a)	275,200	2,997
Itron, Inc. (a)	65,670	2,933
Tyco Electronics Ltd.	237,375	2,250
		17,682
Internet Software & Services - 2.8%
DealerTrack Holdings, Inc. (a)	366,300	3,868
Dice Holdings, Inc. (a)	672,990	1,595
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Move, Inc. (a)	2,209,650	$ 3,580
VeriSign, Inc. (a)	275,100	5,318
		14,361
IT Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	18,300	853
CACI International, Inc. Class A (a)	32,300	1,381
Cognizant Technology Solutions Corp. Class A (a)	78,600	1,446
infoGROUP, Inc.	313,432	928
Lender Processing Services, Inc.	115,468	3,024
Sapient Corp. (a)	184,198	705
The Western Union Co.	81,780	913
VeriFone Holdings, Inc. (a)	349,109	1,515
Wright Express Corp. (a)	24,600	360
		11,125
Office Electronics - 0.3%
Xerox Corp.	322,148	1,669
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	368,600	3,395
ASML Holding NV (NY Shares)	254,500	3,851
Globe Specialty Metals, Inc. (Reg. S) (a)	360,745	1,984
International Rectifier Corp. (a)	54,700	686
Lam Research Corp. (a)	239,800	4,690
LTX-Credence Corp. (a)	631,397	126
ON Semiconductor Corp. (a)	1,434,670	5,251
Varian Semiconductor Equipment Associates, Inc. (a)	183,800	3,354
		23,337
Software - 1.7%
CA, Inc.	201,700	3,419
Electronic Arts, Inc. (a)	62,700	1,023
Gameloft (a)	972,670	1,534
Misys PLC	1,142,879	1,753
THQ, Inc. (a)	314,300	786
		8,515
TOTAL INFORMATION TECHNOLOGY		85,194
MATERIALS - 7.3%
Chemicals - 3.8%
Albemarle Corp.	159,900	3,094
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Arkema sponsored ADR	86,400	$ 1,166
Calgon Carbon Corp. (a)	2,862	42
Celanese Corp. Class A	325,136	2,777
FMC Corp.	75,640	3,058
H.B. Fuller Co.	239,800	2,734
Lubrizol Corp.	71,100	1,955
OMNOVA Solutions, Inc. (a)	305,323	260
Solutia, Inc. (a)	447,580	1,678
W.R. Grace & Co. (a)	472,364	2,645
		19,409
Containers & Packaging - 1.5%
Ball Corp.	48,300	1,946
Crown Holdings, Inc. (a)	157,800	3,326
Greif, Inc. Class A	5,858	180
Owens-Illinois, Inc. (a)	62,100	958
Temple-Inland, Inc. (e)	297,900	1,415
		7,825
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd.	55,000	2,765
Commercial Metals Co.	286,900	2,929
Newcrest Mining Ltd.	54,767	1,077
Randgold Resources Ltd. sponsored ADR	43,900	1,997
		8,768
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	83,518	1,269
TOTAL MATERIALS		37,271
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	361,325	2,645
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	355,700	1,170
TOTAL TELECOMMUNICATION SERVICES		3,815
UTILITIES - 4.6%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	119,527	2,826
Entergy Corp.	69,400	4,677
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	70,600	$ 3,334
FirstEnergy Corp.	63,900	2,720
		13,557
Gas Utilities - 0.1%
Questar Corp.	17,800	513
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	308,400	1,943
Constellation Energy Group, Inc.	63,300	1,251
NRG Energy, Inc. (a)	144,824	2,737
		5,931
Multi-Utilities - 0.6%
Sempra Energy	73,500	3,055
Water Utilities - 0.1%
Southwest Water Co.	154,281	739
TOTAL UTILITIES		23,795
TOTAL COMMON STOCKS (Cost $1,030,079)		516,956
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.7%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(f)	3,100	307
FINANCIALS - 0.6%
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	16,100	486
Huntington Bancshares, Inc. 8.50%	700	183
UCBH Holdings, Inc. Series B, 8.50%	3,100	1,171
Wells Fargo & Co. 7.50%	2,646	1,217
		3,057
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	12,500	$ 187
TOTAL FINANCIALS		3,244
TOTAL CONVERTIBLE PREFERRED STOCKS		3,551
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	284,500	735
TOTAL PREFERRED STOCKS (Cost $9,460)		4,286
Corporate Bonds - 0.5%
	Principal Amount (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Lithia Motors, Inc. 2.875% 5/1/14	$ 1,580	1,422
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Rouse Co. 3.625% 3/15/09 (d)	1,185	385
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 8/1/10	640	484
TOTAL NONCONVERTIBLE BONDS		869
TOTAL CORPORATE BONDS (Cost $2,829)		2,291
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c) (Cost $16,395)	16,394,571	$ 16,395
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,058,763)		539,928
NET OTHER ASSETS - (5.3)%		(27,261)
NET ASSETS - 100%		$ 512,667
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,510,000 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	243
Total	$ 244
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 539,928	$ 517,467	$ 22,461	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,072,985,000. Net unrealized depreciation aggregated $533,057,000, of which $8,417,000 related to appreciated investment securities and $541,474,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund
Fidelity Value Stategies Fund Class K

(Classes of Fidelity® Advisor
Value Strategies Fund)

February 28, 2009

1.814094.104

SOI-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 1.8%
BorgWarner, Inc. (e)	174,700	$ 3,014
Federal-Mogul Corp. Class A (a)	346,200	2,240
Johnson Controls, Inc.	233,200	2,654
The Goodyear Tire & Rubber Co. (a)	359,500	1,596
		9,504
Automobiles - 0.2%
Renault SA	58,700	843
Diversified Consumer Services - 1.2%
H&R Block, Inc.	178,100	3,402
Princeton Review, Inc. (a)	268,294	1,234
Regis Corp.	105,700	1,332
		5,968
Hotels, Restaurants & Leisure - 2.9%
Burger King Holdings, Inc.	158,100	3,398
Darden Restaurants, Inc.	141,000	3,827
McCormick & Schmick's Seafood Restaurants (a)	194,500	447
Royal Caribbean Cruises Ltd.	79,300	476
Starwood Hotels & Resorts Worldwide, Inc.	149,887	1,737
Vail Resorts, Inc. (a)(e)	107,606	2,032
Wendy's/Arby's Group, Inc.	137,600	623
WMS Industries, Inc. (a)	116,900	2,119
		14,659
Household Durables - 4.0%
Black & Decker Corp.	76,900	1,820
Centex Corp.	477,200	2,963
Ethan Allen Interiors, Inc.	143,500	1,369
KB Home	60,000	534
Mohawk Industries, Inc. (a)	94,600	2,137
Newell Rubbermaid, Inc.	344,100	1,944
Pulte Homes, Inc.	337,000	3,094
Stanley Furniture Co., Inc.	149,400	1,195
The Stanley Works	118,800	3,179
Whirlpool Corp.	105,225	2,339
		20,574
Leisure Equipment & Products - 0.3%
Brunswick Corp.	256,100	791
Hasbro, Inc.	23,400	536
		1,327
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.4%
Ascent Media Corp. (a)	22,710	$ 533
Discovery Communications, Inc. (a)	121,800	1,889
DISH Network Corp. Class A (a)	307,979	3,465
Grupo Televisa SA de CV (CPO) sponsored ADR	223,600	2,721
Liberty Media Corp. - Capital Series A (a)	367,100	1,887
Virgin Media, Inc.	415,800	1,988
		12,483
Multiline Retail - 0.1%
Tuesday Morning Corp. (a)	918,908	809
Specialty Retail - 5.7%
Abercrombie & Fitch Co. Class A	125,600	2,762
Advance Auto Parts, Inc.	82,700	3,163
Asbury Automotive Group, Inc.	584,041	1,665
Dick's Sporting Goods, Inc. (a)	106,000	1,309
Group 1 Automotive, Inc. (e)	267,328	2,860
J. Crew Group, Inc. (a)	60,300	679
Jos. A. Bank Clothiers, Inc. (a)(e)	55,858	1,262
Lowe's Companies, Inc.	178,000	2,820
Lumber Liquidators, Inc. (a)	230,004	2,203
MarineMax, Inc. (a)	166,200	239
OfficeMax, Inc.	513,200	1,960
PetSmart, Inc.	82,100	1,645
Shoe Carnival, Inc. (a)	45,515	312
Sonic Automotive, Inc. Class A (sub. vtg.) (e)	461,966	661
Staples, Inc.	227,100	3,622
The Men's Wearhouse, Inc.	167,963	1,794
Tween Brands, Inc. (a)	340,252	408
		29,364
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	233,900	1,637
Heelys, Inc.	161,345	297
		1,934
TOTAL CONSUMER DISCRETIONARY		97,465
CONSUMER STAPLES - 2.3%
Beverages - 0.0%
Molson Coors Brewing Co. Class B	7,400	261
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	98,900	$ 2,546
Winn-Dixie Stores, Inc. (a)	150,279	1,453
		3,999
Food Products - 1.2%
Cermaq ASA	397,100	1,607
Lighthouse Caledonia ASA (a)(e)	634,971	16
Marine Harvest ASA (a)(e)	5,659,000	1,353
Ralcorp Holdings, Inc. (a)	31,300	1,897
Tyson Foods, Inc. Class A	159,100	1,341
		6,214
Household Products - 0.2%
Energizer Holdings, Inc. (a)	29,600	1,249
Personal Products - 0.1%
Mead Johnson Nutrition Co. Class A (a)	10,200	281
TOTAL CONSUMER STAPLES		12,004
ENERGY - 7.6%
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc. (a)	85,700	2,291
Noble Corp.	72,600	1,785
Weatherford International Ltd. (a)	219,900	2,346
		6,422
Oil, Gas & Consumable Fuels - 6.3%
Boardwalk Pipeline Partners, LP	67,750	1,430
Cabot Oil & Gas Corp.	22,808	465
Canadian Natural Resources Ltd.	73,800	2,373
Comstock Resources, Inc. (a)	23,800	724
Concho Resources, Inc. (a)	98,400	1,963
Copano Energy LLC	73,513	1,045
Denbury Resources, Inc. (a)	570,758	7,351
Energy Transfer Equity LP	216,500	4,250
EXCO Resources, Inc. (a)	111,800	1,018
Hess Corp.	59,100	3,232
Petrohawk Energy Corp. (a)	311,530	5,302
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	62,900	$ 1,204
Ultra Petroleum Corp. (a)	62,897	2,210
		32,567
TOTAL ENERGY		38,989
FINANCIALS - 18.7%
Capital Markets - 4.3%
AllianceBernstein Holding LP	131,148	1,596
Ameriprise Financial, Inc.	163,700	2,609
Bank of New York Mellon Corp.	266,846	5,916
Cohen & Steers, Inc. (e)	210,017	1,888
Credit Suisse Group sponsored ADR	75,300	1,819
EFG International	168,774	1,171
Fortress Investment Group LLC (e)	743,284	929
GFI Group, Inc.	145,700	326
State Street Corp.	157,100	3,970
Waddell & Reed Financial, Inc. Class A	138,500	1,956
		22,180
Commercial Banks - 2.6%
Associated Banc-Corp.	254,600	3,682
CapitalSource, Inc.	787,286	1,472
First Horizon National Corp.	82,200	754
KeyCorp	59,400	416
PNC Financial Services Group, Inc.	143,200	3,915
Wells Fargo & Co.	270,674	3,275
		13,514
Consumer Finance - 0.7%
Capital One Financial Corp. (e)	178,800	2,155
Discover Financial Services	203,602	1,167
		3,322
Diversified Financial Services - 1.0%
JPMorgan Chase & Co.	226,600	5,178
Insurance - 5.8%
ACE Ltd.	124,500	4,545
Allied World Assurance Co. Holdings Ltd.	83,500	3,207
Argo Group International Holdings, Ltd. (a)	141,887	4,020
Axis Capital Holdings Ltd.	107,400	2,404
Everest Re Group Ltd.	107,000	6,969
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	81,300	$ 1,501
PartnerRe Ltd.	68,800	4,259
W.R. Berkley Corp.	133,800	2,784
		29,689
Real Estate Investment Trusts - 3.3%
Alexandria Real Estate Equities, Inc.	71,301	2,849
Big Yellow Group PLC	95,700	255
CBL & Associates Properties, Inc.	71,750	222
Corporate Office Properties Trust (SBI)	202,300	5,058
Developers Diversified Realty Corp.	240,615	710
Potlatch Corp.	45,100	1,027
Public Storage	45,225	2,509
Simon Property Group, Inc.	8,000	265
SL Green Realty Corp.	38,600	449
Tanger Factory Outlet Centers, Inc.	114,100	3,149
The Macerich Co. (e)	44,600	509
		17,002
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	586,300	1,694
Forestar Group, Inc. (a)	200,884	1,511
Jones Lang LaSalle, Inc.	27,300	544
The St. Joe Co. (a)	2,871	53
		3,802
Thrifts & Mortgage Finance - 0.2%
Washington Federal, Inc.	104,300	1,188
Washington Mutual, Inc.	685,714	17
		1,205
TOTAL FINANCIALS		95,892
HEALTH CARE - 8.2%
Biotechnology - 0.3%
GTx, Inc. (a)(e)	190,202	1,771
Health Care Equipment & Supplies - 1.5%
Cooper Companies, Inc.	53,800	1,183
Covidien Ltd.	84,675	2,682
DENTSPLY International, Inc.	45,119	1,043
I-Flow Corp. (a)	59,800	190
Orthofix International NV (a)	99,600	1,583
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
RTI Biologics, Inc. (a)	172,200	$ 486
Sirona Dental Systems, Inc. (a)	40,300	449
		7,616
Health Care Providers & Services - 3.3%
Brookdale Senior Living, Inc. (e)	405,708	1,481
Capital Senior Living Corp. (a)	385,445	1,118
Community Health Systems, Inc. (a)	88,100	1,441
Emeritus Corp. (a)	521,651	3,505
HealthSouth Corp. (a)(e)	123,000	966
Henry Schein, Inc. (a)	49,858	1,829
LifePoint Hospitals, Inc. (a)	60,922	1,281
McKesson Corp.	22,600	927
Universal Health Services, Inc. Class B	26,600	980
VCA Antech, Inc. (a)	130,485	2,713
WellPoint, Inc. (a)	14,600	495
		16,736
Health Care Technology - 0.2%
IMS Health, Inc.	90,300	1,131
Life Sciences Tools & Services - 0.7%
AMAG Pharmaceuticals, Inc. (a)(e)	93,200	2,521
Thermo Fisher Scientific, Inc. (a)	38,000	1,378
		3,899
Pharmaceuticals - 2.2%
Allergan, Inc.	82,400	3,192
Elan Corp. PLC sponsored ADR (a)	83,000	513
Sepracor, Inc. (a)	167,500	2,509
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,100	2,189
XenoPort, Inc. (a)	129,400	2,703
		11,106
TOTAL HEALTH CARE		42,259
INDUSTRIALS - 15.7%
Aerospace & Defense - 0.4%
Heico Corp. Class A	112,900	2,255
Building Products - 0.9%
Masco Corp.	435,300	2,242
Owens Corning (a)	272,400	2,275
		4,517
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 4.2%
ACCO Brands Corp. (a)	434,493	$ 413
Cenveo, Inc. (a)	345,006	983
Consolidated Graphics, Inc. (a)	117,986	1,592
EnergySolutions, Inc.	585,052	3,774
GeoEye, Inc. (a)	418,057	9,443
R.R. Donnelley & Sons Co.	331,400	2,582
Republic Services, Inc.	138,590	2,758
		21,545
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	13,300	80
Great Lakes Dredge & Dock Corp.	157,638	381
MYR Group, Inc. (a)(f)	238,700	3,203
MYR Group, Inc. (a)	235,400	3,159
URS Corp. (a)	96,475	2,983
		9,806
Electrical Equipment - 2.2%
Acuity Brands, Inc.	102,800	2,356
Cooper Industries Ltd. Class A	137,900	2,908
Energy Conversion Devices, Inc. (a)(e)	62,300	1,366
First Solar, Inc. (a)	2,900	307
Renewable Energy Corp. AS (a)	45,600	309
Sunpower Corp. Class B (a)	91,900	2,275
Zumtobel AG	206,100	1,676
		11,197
Industrial Conglomerates - 0.9%
McDermott International, Inc. (a)	142,900	1,685
Rheinmetall AG	6,100	199
Siemens AG (Reg.) (e)	52,600	2,663
		4,547
Machinery - 1.9%
Accuride Corp. (a)	588,626	159
Commercial Vehicle Group, Inc. (a)	155,800	98
Cummins, Inc.	171,900	3,576
Graco, Inc.	58,100	987
Navistar International Corp. (a)	104,900	2,958
PACCAR, Inc.	78,700	1,973
		9,751
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	513,153	1,057
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.7%
CoStar Group, Inc. (a)	114,843	$ 2,928
Equifax, Inc.	134,800	2,898
Experian PLC	272,691	1,611
Monster Worldwide, Inc. (a)(e)	168,100	1,108
		8,545
Road & Rail - 0.9%
Con-way, Inc.	193,270	2,920
P.A.M. Transportation Services, Inc. (a)	20,674	82
Ryder System, Inc.	64,900	1,484
		4,486
Transportation Infrastructure - 0.5%
Aegean Marine Petroleum Network, Inc.	128,400	2,106
Macquarie Infrastructure Co. LLC (e)	353,479	460
		2,566
TOTAL INDUSTRIALS		80,272
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.3%
Comverse Technology, Inc. (a)	212,800	1,160
Corning, Inc.	205,300	2,166
Juniper Networks, Inc. (a)	224,200	3,186
		6,512
Computers & Peripherals - 0.4%
NCR Corp. (a)	98,200	778
Seagate Technology	282,500	1,215
		1,993
Electronic Equipment & Components - 3.4%
Agilent Technologies, Inc. (a)	159,800	2,216
Arrow Electronics, Inc. (a)	181,800	3,023
Avnet, Inc. (a)	213,850	3,693
Bell Microproducts, Inc. (a)	918,996	570
Ingram Micro, Inc. Class A (a)	275,200	2,997
Itron, Inc. (a)	65,670	2,933
Tyco Electronics Ltd.	237,375	2,250
		17,682
Internet Software & Services - 2.8%
DealerTrack Holdings, Inc. (a)	366,300	3,868
Dice Holdings, Inc. (a)	672,990	1,595
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Move, Inc. (a)	2,209,650	$ 3,580
VeriSign, Inc. (a)	275,100	5,318
		14,361
IT Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	18,300	853
CACI International, Inc. Class A (a)	32,300	1,381
Cognizant Technology Solutions Corp. Class A (a)	78,600	1,446
infoGROUP, Inc.	313,432	928
Lender Processing Services, Inc.	115,468	3,024
Sapient Corp. (a)	184,198	705
The Western Union Co.	81,780	913
VeriFone Holdings, Inc. (a)	349,109	1,515
Wright Express Corp. (a)	24,600	360
		11,125
Office Electronics - 0.3%
Xerox Corp.	322,148	1,669
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	368,600	3,395
ASML Holding NV (NY Shares)	254,500	3,851
Globe Specialty Metals, Inc. (Reg. S) (a)	360,745	1,984
International Rectifier Corp. (a)	54,700	686
Lam Research Corp. (a)	239,800	4,690
LTX-Credence Corp. (a)	631,397	126
ON Semiconductor Corp. (a)	1,434,670	5,251
Varian Semiconductor Equipment Associates, Inc. (a)	183,800	3,354
		23,337
Software - 1.7%
CA, Inc.	201,700	3,419
Electronic Arts, Inc. (a)	62,700	1,023
Gameloft (a)	972,670	1,534
Misys PLC	1,142,879	1,753
THQ, Inc. (a)	314,300	786
		8,515
TOTAL INFORMATION TECHNOLOGY		85,194
MATERIALS - 7.3%
Chemicals - 3.8%
Albemarle Corp.	159,900	3,094
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Arkema sponsored ADR	86,400	$ 1,166
Calgon Carbon Corp. (a)	2,862	42
Celanese Corp. Class A	325,136	2,777
FMC Corp.	75,640	3,058
H.B. Fuller Co.	239,800	2,734
Lubrizol Corp.	71,100	1,955
OMNOVA Solutions, Inc. (a)	305,323	260
Solutia, Inc. (a)	447,580	1,678
W.R. Grace & Co. (a)	472,364	2,645
		19,409
Containers & Packaging - 1.5%
Ball Corp.	48,300	1,946
Crown Holdings, Inc. (a)	157,800	3,326
Greif, Inc. Class A	5,858	180
Owens-Illinois, Inc. (a)	62,100	958
Temple-Inland, Inc. (e)	297,900	1,415
		7,825
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd.	55,000	2,765
Commercial Metals Co.	286,900	2,929
Newcrest Mining Ltd.	54,767	1,077
Randgold Resources Ltd. sponsored ADR	43,900	1,997
		8,768
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	83,518	1,269
TOTAL MATERIALS		37,271
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	361,325	2,645
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	355,700	1,170
TOTAL TELECOMMUNICATION SERVICES		3,815
UTILITIES - 4.6%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	119,527	2,826
Entergy Corp.	69,400	4,677
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	70,600	$ 3,334
FirstEnergy Corp.	63,900	2,720
		13,557
Gas Utilities - 0.1%
Questar Corp.	17,800	513
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	308,400	1,943
Constellation Energy Group, Inc.	63,300	1,251
NRG Energy, Inc. (a)	144,824	2,737
		5,931
Multi-Utilities - 0.6%
Sempra Energy	73,500	3,055
Water Utilities - 0.1%
Southwest Water Co.	154,281	739
TOTAL UTILITIES		23,795
TOTAL COMMON STOCKS (Cost $1,030,079)		516,956
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.7%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(f)	3,100	307
FINANCIALS - 0.6%
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	16,100	486
Huntington Bancshares, Inc. 8.50%	700	183
UCBH Holdings, Inc. Series B, 8.50%	3,100	1,171
Wells Fargo & Co. 7.50%	2,646	1,217
		3,057
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	12,500	$ 187
TOTAL FINANCIALS		3,244
TOTAL CONVERTIBLE PREFERRED STOCKS		3,551
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	284,500	735
TOTAL PREFERRED STOCKS (Cost $9,460)		4,286
Corporate Bonds - 0.5%
	Principal Amount (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Lithia Motors, Inc. 2.875% 5/1/14	$ 1,580	1,422
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Rouse Co. 3.625% 3/15/09 (d)	1,185	385
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 8/1/10	640	484
TOTAL NONCONVERTIBLE BONDS		869
TOTAL CORPORATE BONDS (Cost $2,829)		2,291
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c) (Cost $16,395)	16,394,571	$ 16,395
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,058,763)		539,928
NET OTHER ASSETS - (5.3)%		(27,261)
NET ASSETS - 100%		$ 512,667
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,510,000 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	243
Total	$ 244
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 539,928	$ 517,467	$ 22,461	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,072,985,000. Net unrealized depreciation aggregated $533,057,000, of which $8,417,000 related to appreciated investment securities and $541,474,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 28, 2009

1.814099.104

REHI-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.3%
		Principal Amount (c)	Value
Convertible Bonds - 2.6%
Homebuilding/Real Estate - 2.6%
Anthracite Capital, Inc. 11.75% 9/1/27 (e)		$ 1,500,000	$ 115,350
ERP Operating LP 3.85% 8/15/26		2,230,000	1,949,355
ProLogis Trust 1.875% 11/15/37		1,000,000	454,680
SL Green Realty Corp. 3% 3/30/27 (e)		1,500,000	913,125
Vornado Realty Trust 2.85% 4/1/27		3,000,000	2,268,720
Weingarten Realty Investors 3.95% 8/1/26		3,000,000	2,182,500
			7,883,730
Nonconvertible Bonds - 2.7%
Diversified Financial Services - 0.2%
Wrightwood Capital LLC 9% 6/1/14 (e)		1,000,000	635,000
Healthcare - 0.5%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,540,000	1,493,800
Homebuilding/Real Estate - 1.5%
Forest City Enterprises, Inc.:
6.5% 2/1/17		500,000	190,000
7.625% 6/1/15		500,000	220,000
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	580,000
HMB Capital Trust V 5.5963% 12/15/36 (b)(e)(f)		1,000,000	100
iStar Financial, Inc. 5.15% 3/1/12		3,000,000	1,140,000
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	707,456
Rouse Co.:
5.375% 11/26/13 (b)		2,455,000	736,500
7.2% 9/15/12 (b)		75,000	22,500
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(e)		3,335,000	1,000,500
			4,597,056
Hotels - 0.5%
Times Square Hotel Trust 8.528% 8/1/26 (e)		2,458,192	1,474,915
TOTAL NONCONVERTIBLE BONDS			8,200,771
TOTAL CORPORATE BONDS (Cost $26,895,011)			16,084,501
Asset-Backed Securities - 8.9%
		Principal Amount (c)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R9 Class M9, 2.9738% 10/25/34 (e)(f)		$ 398,266	$ 11,293
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (e)		1,500,000	720,000
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (e)		2,445,000	1,141,815
Class G, 9.75% 12/24/37 (e)		3,225,000	1,385,460
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.8331% 3/23/19 (e)(f)		2,321,998	1,597,664
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 3.2738% 6/26/34 (f)		342,302	60,909
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(e)		1,500,000	52,500
Series 1998-A Class F, 7.44% 11/15/14 (b)(e)		832,513	0
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.97% 3/20/50 (e)(f)		750,000	150,000
Class E, 2.57% 3/20/50 (e)(f)		3,000,000	456,213
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		3,920,000	2,975,970
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		344,423	10,333
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		1,595,000	717,750
Class B2, 2.8163% 12/28/35 (e)(f)		1,665,000	682,650
Class D, 9% 12/28/35 (e)		5,170,000	2,300,650
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		4,300,000	2,110,440
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (e)		1,330,000	292,600
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (e)		2,200,000	629,957
Series 2004-1A Class H1, 4.8738% 1/28/40 (e)(f)		2,150,000	268,750
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 4.6263% 11/28/39 (e)(f)		1,000,000	125,000
Class F, 6.1263% 11/28/39 (e)(f)		1,050,000	105,000
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (e)		3,123,098	1,561,549
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.9738% 6/25/35 (f)(h)		1,070,000	33,919
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 2.1238% 9/25/46 (e)(f)		1,580,000	126,400
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 2.0238% 8/26/30 (e)(f)		$ 550,000	$ 99,000
Class E, 2.4738% 8/26/30 (e)(f)		1,055,000	126,600
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)(e)		990,000	1
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (e)		1,000,438	380,167
Lenox Ltd. Series 2007-1 14.6084% 3/4/45 (e)(f)		1,865,000	2
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		906,885	91
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,665,000	541,125
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.9363% 8/28/38 (e)(f)		3,635,000	1,817,500
Class C1B, 7.696% 8/28/38 (e)		893,000	357,200
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 2.9738% 2/25/35 (e)(f)		134,713	410
Series 2005-WHQ1 Class M10, 2.9738% 3/25/35 (e)(f)		1,472,237	34,309
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		2,972,736	1,783,642
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		566,596	169,979
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.4238% 9/25/46 (e)(f)		1,190,000	59,500
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.8838% 2/5/36 (e)(f)		2,111,728	21,117
Class E, 5.7338% 2/5/36 (e)(f)		568,811	5,688
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		1,925,000	1,347,500
Class IV, 6.84% 5/22/37 (e)		2,787,000	1,393,500
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		700,000	360,010
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.9663% 9/25/26 (e)(f)		4,815,000	288,900
Series 2006-1A Class A2A, 1.6863% 9/25/26 (e)(f)		2,320,000	765,600
TOTAL ASSET-BACKED SECURITIES (Cost $71,462,246)			27,068,663
Collateralized Mortgage Obligations - 6.0%
		Principal Amount (c)	Value
Private Sponsor - 5.6%
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (e)(f)		$ 634,542	$ 72,082
Class B4, 5.5% 9/25/35 (e)(f)		366,008	15,431
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (e)(f)		750,485	148,294
Class B4, 6.61% 7/25/32 (e)(f)		1,360,246	135,602
Series 2002-R2 Class 2B4, 5.7794% 7/25/33 (e)(f)		126,391	20,876
Series 2002-R3:
Class B3, 5.75% 8/25/43 (e)		702,511	161,673
Class B4, 5.75% 8/25/43 (e)		399,672	31,944
Class B5, 5.75% 8/25/43 (e)		140,201	2,790
Series 2003-40:
Class B3, 4.5% 10/25/18 (e)		174,551	43,638
Class B4, 4.5% 10/25/18 (e)		69,820	11,869
Class B5, 4.5% 10/25/18 (e)		225,680	18,348
Series 2003-50:
Class B4, 5% 11/25/18 (e)		210,687	46,351
Class B5, 5% 11/25/18 (e)		210,196	16,816
Series 2003-R1:
Class 2B4, 5.6958% 2/25/43 (e)(f)		98,977	13,898
Class 2B5, 5.6958% 2/25/43 (e)(f)		343,897	36,599
Series 2003-R2 Class B3, 5.5% 5/25/43 (e)		690,955	49,751
Series 2003-R3 Class B3, 5.5% 11/25/33 (e)		661,735	96,746
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)(f)		903,472	90,992
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7565% 9/25/19 (e)(f)		152,132	30,426
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		259,779	35,070
Class 4B4, 7% 10/25/17		79,223	7,130
Class 4B5, 7% 10/25/17 (e)		46,710	817
Series 2004-5:
Class CB5, 5.0644% 8/25/19 (e)(f)		147,428	7,371
Class CB6, 5.0644% 8/25/19 (e)(f)		97,799	3,423
Series 2005-10 Class CB5, 5.195% 11/25/20 (e)(f)		262,623	3,939
Series 2005-2 Class CB4, 5.2194% 3/25/35 (e)(f)		669,727	26,789
Diversified REIT Trust:
Series 1999-1A:
Class F, 6.78% 3/18/11 (e)(f)		1,936,600	1,847,874
Class G, 6.78% 3/18/11 (e)(f)		2,425,400	2,241,129
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Diversified REIT Trust: - continued
Series 1999-1A:
Class H, 6.78% 3/18/11 (e)(f)		$ 1,390,000	$ 1,225,019
Series 2000-1A:
Class F, 6.971% 3/8/10 (e)		1,170,000	163,800
Class G, 6.971% 3/8/10 (e)		1,335,000	160,200
Class H, 6.971% 3/8/10 (e)		1,835,000	183,500
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (e)		3,374,241	168,712
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (e)		205,544	143,447
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		1,347,456	1,339,510
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.955% 6/15/22 (e)(f)		5,997,768	3,688,628
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (e)		494,946	372,873
Class B2, 7% 2/19/30 (e)		424,240	125,986
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.3988% 7/10/35 (e)(f)		1,391,212	693,380
Series 2005-A Class B6, 2.4488% 3/10/37 (e)(f)		750,546	114,683
Series 2006-B Class B6, 2.1613% 7/15/38 (e)(f)		1,108,999	50,570
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (e)		134,891	22,290
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.9488% 12/10/35 (e)(f)		435,281	168,018
Series 2004-A:
Class B7, 4.6988% 2/10/36 (e)(f)		459,464	145,742
Class B9, 9.4488% 2/10/36 (e)(f)		748,007	214,753
Series 2004-B:
Class B8, 5.1988% 2/10/36 (e)(f)		382,672	68,613
Class B9, 8.6988% 2/10/36 (e)(f)		649,439	117,743
Series 2004-C:
Class B7, 3.9488% 9/10/36 (e)(f)		1,956,663	400,333
Class B8, 4.6988% 9/10/36 (e)(f)		1,742,362	291,149
Class B9, 7.4488% 9/10/36 (f)		652,221	98,420
Series 2005-A:
Class B10, 8.9488% 3/10/37 (e)(f)		469,091	48,457
Class B7, 3.4488% 3/10/37 (e)(f)		1,407,274	188,434
Class B9, 6.1988% 3/10/37 (e)(f)		1,634,314	168,661
Series 2005-B:
Class B7, 3.5488% 6/10/37 (e)(f)		1,666,180	182,280
Class B8, 4.3488% 6/10/37 (e)(f)		573,906	45,740
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-B:
Class B9, 6.1988% 6/10/37 (e)(f)		$ 555,393	$ 45,709
Series 2005-C:
Class B7, 3.5488% 9/10/37 (e)(f)		1,745,410	148,011
Class B8, 4.1988% 9/10/37 (e)(f)		1,008,354	70,383
Class B9, 6.1488% 9/10/37 (e)(f)		1,650,551	119,995
Series 2005-D:
Class B7, 4.7113% 12/15/37 (e)(f)		1,587,895	151,168
Class B8, 6.2113% 12/15/37 (e)(f)		1,307,678	120,306
Series 2006-A:
Class B7, 3.9613% 3/15/38 (e)(f)		1,030,348	58,833
Class B8, 4.3113% 3/15/38 (e)(f)		661,339	30,025
Class B9, 5.9613% 3/15/38 (e)(f)		412,139	19,865
Series 2006-B Class B7, 4.3113% 7/15/38 (e)(f)		1,146,593	67,993
Series 2007-A Class B10, 5.2113% 2/15/39 (e)(f)		1,578,283	42,929
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 7.3588% 12/5/36 (e)(f)		3,367,087	33,671
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (e)		327,596	239,674
TOTAL PRIVATE SPONSOR			16,957,171
U.S. Government Agency - 0.4%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (h)		658,072	205,082
Class B4, 7% 9/25/41 (h)		360,390	83,650
Class B5, 7% 9/25/41 (h)		328,017	16,771
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 5.2711% 2/25/42 (e)(f)		139,460	35,284
Class 3B5, 5.2711% 2/25/42 (e)(f)		125,250	11,897
Class B4, 6% 2/25/42 (e)		789,096	50,216
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 5.3372% 1/25/42 (e)(f)		115,973	21,078
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (h)		2,173,058	452,590
Class B4, 5.75% 12/25/42 (h)		1,329,653	210,407
Class B5, 5.75% 12/25/42 (h)		421,300	13,845
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 5.4679% 6/25/43 (f)(h)		$ 360,287	$ 47,144
Class 2B5, 5.4679% 6/25/43 (f)(h)		330,403	34,855
TOTAL U.S. GOVERNMENT AGENCY			1,182,819
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,673,846)			18,139,990
Commercial Mortgage Securities - 66.6%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.934% 2/14/29 (e)(f)		1,895,000	1,653,486
Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	641,887
Series 1997-D5 Class A7, 7.6581% 2/14/43 (f)		2,700,000	1,599,920
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2006% 2/10/51 (e)(f)		1,970,000	354,600
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		3,499,368	3,248,308
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(f)		1,650,000	136,933
Class L, 4.637% 7/10/42 (e)(f)		1,690,000	137,833
Series 2005-4 Class H, 5.1539% 7/10/45 (e)(f)		525,000	67,347
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.455% 3/15/22 (e)(f)		2,310,000	924,000
Bear Stearns Commercial Mortgage Securities Trust:
Series 1998-C1 Class F, 6% 6/16/30 (e)		600,000	477,811
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		915,000	624,447
Class H, 5.64% 2/14/31 (e)		1,475,030	354,007
Class I, 5.64% 2/14/31 (e)		3,200,000	384,000
Series 2007-BBA8:
Class K, 1.655% 3/15/22 (e)(f)		1,595,000	638,000
Class L, 2.355% 3/15/22 (e)(f)		3,703,000	1,110,900
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (e)		4,624,761	2,127,390
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.0538% 8/1/24 (e)(f)		136,955	67,930
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.6947% 10/25/22 (e)(f)		$ 76,998	$ 8,079
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (e)		2,500,000	2,283,750
Class H, 6.34% 5/18/30 (e)		2,000,000	1,100,000
Series 1998-2 Class J, 6.39% 11/18/30 (e)		3,352,464	535,724
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		4,000,000	2,908,229
COMM pass-thru certificates Series 2001-J2A Class F, 7.031% 7/16/34 (e)(f)		1,520,000	681,779
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		5,380,000	3,597,861
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	2,790,750
Class H, 6% 11/17/32		4,372,000	2,448,320
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (e)(f)		3,190,000	865,821
Series 1998-C1:
Class F, 6% 5/17/40 (e)		12,000,000	6,129,556
Class H, 6% 5/17/40 (e)		3,600,000	693,663
Series 1998-C2:
Class F, 6.75% 11/11/30 (e)		4,000,000	2,503,954
Class G, 6.75% 11/11/30 (e)		1,065,000	431,716
Series 2001-CK6 Class NW, 6.08% 8/15/36 (h)		2,011,601	181,044
Series 2001-SPGA Class C, 6.809% 8/13/18 (e)		400,000	291,650
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (e)(f)		6,026,000	1,265,460
Series 2003-C3 Class J, 4.231% 5/15/38 (e)		2,400,000	456,000
Series 2004-TF2A Class AX, 0% 11/15/19 (e)(f)(g)		3,186,451	319
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.355% 2/15/22 (e)(f)		2,385,000	214,650
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 1.932% 5/15/23 (e)(f)		2,824,000	1,187,059
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		6,101,000	2,997,116
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		3,600,000	3,547,350
Class J, 6.22% 6/15/31		6,665,000	2,666,000
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (e)		5,785,000	4,968,923
Series 1998-CG1 Class B4, 7.1354% 6/10/31 (e)(f)		1,690,000	1,538,283
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1593% 3/13/28 (f)		$ 2,105,000	$ 1,442,583
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0047% 4/29/39 (e)(f)		1,042,708	1,042,708
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (e)		3,700,000	2,925,913
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (e)		920,000	683,897
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(f)		2,388,000	1,486,894
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		2,020,090	1,895,750
Series 2001-3 Class C, 6.51% 6/10/38		1,920,000	1,756,369
Series 2002-1A Class H, 7.1524% 12/10/35 (e)(f)		1,015,000	795,894
Series 2005-C3 Class J, 5.1153% 7/10/45 (e)(f)		2,277,000	301,948
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (e)		5,000,000	4,875,000
Class E, 5.587% 12/15/14 (e)		1,350,000	1,316,250
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (e)		1,045,000	940,500
Class E, 6.495% 2/15/36 (e)		620,000	558,000
Class F, 7.036% 2/15/36		1,576,000	1,418,400
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		3,129,834	437,749
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		93,535	93,293
Class F, 6.75% 4/15/29 (f)		7,631,000	6,558,028
Class G, 6.75% 4/15/29 (f)		4,000,000	1,354,373
Class H, 6.75% 4/15/29 (f)		6,995,714	604,034
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		7,100,000	5,325,000
Series 1999-C2I Class K, 6.481% 9/15/33 (h)		7,875,000	371,587
Series 1999-C3:
Class J, 6.974% 8/15/36 (e)		2,788,000	2,501,585
Class K, 6.974% 8/15/36 (e)		5,260,000	1,357,068
Series 2000-C1:
Class G, 7% 3/15/33 (e)		2,150,000	1,742,982
Class H, 7% 3/15/33 (e)		1,093,000	804,216
Class K, 7% 3/15/33		2,473,000	1,088,747
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (e)(f)		3,210,000	984,319
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2005-GG3:
Class J, 4.685% 8/10/42 (e)(f)		$ 900,000	$ 68,707
Class K, 4.685% 8/10/42 (e)(f)		1,700,000	127,760
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (e)(f)		3,736,000	2,932,760
Series 1998-GLII:
Class F, 7.751% 4/13/31 (e)(f)		478,047	445,032
Class G, 7.751% 4/13/31 (e)(f)		2,083,000	1,666,400
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (e)(f)		2,850,000	1,282,500
Series 2004-GG2:
Class J, 5.067% 8/1/38 (e)(f)		420,000	75,600
Class K, 5.067% 8/1/38 (e)(f)		720,000	86,400
Series 2006-RR2:
Class M, 5.691% 6/1/46 (e)(f)		727,000	36,350
Class N, 5.691% 6/1/46 (e)(f)		160,000	8,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (e)(f)		2,003,000	360,540
Class X, 1.6491% 10/15/32 (e)(f)(g)		23,076,038	220,838
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		1,540,000	895,978
Series 2002-CIB4:
Class E, 6.7222% 5/12/34 (e)(f)		1,500,000	975,000
Class F, 7.1142% 5/12/34 (e)(f)		1,400,000	700,000
Series 2003-CB7 Class L, 5.173% 1/12/38 (e)(f)		4,096,000	353,535
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (f)		1,140,000	342,000
Series 2005-PRKS Class A, 10.075% 1/15/15 (e)(f)		2,279,919	1,481,947
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		7,750,000	6,953,891
Series 1999-C7:
Class F, 6% 10/15/35 (e)		201,219	198,201
Class G, 6% 10/15/35 (e)		13,273,000	10,799,353
Class H, 6% 10/15/35 (e)		1,991,000	895,950
Class NR, 6% 10/15/35 (e)		2,601,689	390,253
Series 1999-C8:
Class G, 6% 7/15/31 (e)		1,075,000	215,000
Class H, 6% 7/15/31 (e)		2,045,000	245,400
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (e)		2,483,000	124,398
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		2,660,000	1,941,800
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (e)(f)		$ 337,405	$ 246,575
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	1,429,089
Class P, 5.868% 11/15/33		1,320,000	150,480
Series 2002-C1:
Class J, 6.95% 3/15/34 (e)(f)		1,319,000	692,097
Class K, 6.428% 3/15/34 (e)		3,751,000	1,646,818
Series 2002-C2 Class M, 5.683% 7/15/35 (e)		950,000	410,231
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (e)(f)		1,393,000	97,510
Class M, 5.45% 5/28/40 (e)(f)		1,533,000	91,980
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	232,843
Class G, 4.384% 7/12/15	CAD	275,000	110,808
Class H, 4.384% 7/12/15	CAD	184,000	70,730
Class J, 4.384% 7/12/15	CAD	275,000	100,913
Class K, 4.384% 7/12/15	CAD	275,000	96,383
Class L, 4.384% 7/12/15	CAD	184,000	61,626
Class M, 4.384% 7/12/15	CAD	772,000	169,061
Series 2005-CA17:
Class F, 4.525% 11/12/37 (f)	CAD	812,000	326,011
Class G, 4.525% 11/12/37 (f)	CAD	846,000	322,615
Class H, 4.525% 11/12/37 (f)	CAD	235,000	84,152
Class J, 4.525% 11/12/37 (f)	CAD	248,000	81,503
Class K, 4.525% 11/12/37 (f)	CAD	261,000	81,472
Class L, 4.525% 11/12/37 (f)	CAD	248,000	73,593
Class M, 4.525% 11/12/37 (f)	CAD	2,057,000	385,293
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		7,281,750	6,235,354
Series 1998-C3 Class E, 6.9968% 12/15/30 (f)		1,335,000	734,250
Series 1999-C1 Class G, 6.71% 11/15/31 (e)		2,604,000	349,457
Series 2001-HRPA Class H, 6.778% 2/3/16 (e)		2,075,000	1,296,875
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (e)		1,975,000	793,065
Class J, 5.695% 7/12/34 (e)		700,000	169,020
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (e)(f)		1,869,000	191,911
Class K, 5.091% 8/12/39 (e)(f)		1,482,000	139,912
Series 2006-KEY2 Class L, 5.091% 8/12/39 (e)		1,370,000	127,079
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (e)		$ 645,000	$ 148,350
Class G, 12.349% 10/15/13 (e)		465,000	93,000
Class IO, 8.0057% 1/15/18 (f)(g)		925,106	123,928
Series 2004-C2:
Class D, 7.347% 10/15/40 (e)		1,074,000	214,800
Class E, 8.309% 10/15/40 (e)		441,000	88,200
Class F, 10.223% 10/15/40 (e)		772,000	154,400
Class G, 12.933% 10/15/40 (e)		497,000	99,400
Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		1,039,000	176,630
Class E, 8.757% 5/20/44 (e)		738,000	125,460
Class F, 10.813% 5/20/44 (e)		479,000	81,430
Class G, 10% 5/20/44 (e)		673,000	114,410
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		2,792,604	2,613,157
Series 1997-RR Class G1, 7.0952% 4/30/39 (e)(f)		2,875,853	966,862
Series 1998-CF1 Class F, 7.35% 7/15/32 (e)		2,020,000	1,888,012
Series 1998-HF2 Class G, 6.01% 11/15/30 (e)		3,985,745	3,848,660
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (e)		2,106,170	344,359
Class N, 6.54% 3/15/32 (e)		293,573	35,275
Series 2005-HQ7:
Class E, 5.2077% 11/14/42 (f)		1,175,000	272,494
Class F, 5.2077% 11/14/42 (f)		2,380,000	520,197
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (e)		773,000	625,828
Series 2003-TOP9 Class E, 5.7121% 11/13/36 (e)(f)		575,000	174,830
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (e)		5,463,162	5,054,637
Class G, 5% 8/20/30 (e)		1,315,000	936,908
Class J, 5% 8/20/30 (e)		2,000,000	720,000
Series 1999-1 Class H, 6% 1/20/31 (e)		16,311	16,251
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		7,453,000	4,517,173
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (e)		1,939,367	1,939,277
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.8762% 2/15/13 (e)(f)		3,765,000	3,471,160
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Prudential Securities Secured Financing Corp.: - continued
Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		$ 2,250,000	$ 2,058,054
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	1,170,000	553,983
Class G, 4.456% 9/12/38 (e)	CAD	585,000	261,039
Class H, 4.456% 9/12/38 (e)	CAD	390,000	164,155
Class J, 4.456% 9/12/38 (e)	CAD	390,000	154,614
Class K, 4.456% 9/12/38 (e)	CAD	195,000	68,900
Class L, 4.456% 9/12/38 (e)	CAD	281,000	93,355
Class M, 4.456% 9/12/38 (e)	CAD	1,413,000	246,068
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	724,268
Class G, 4.57% 4/12/23	CAD	505,000	227,584
Class H, 4.57% 4/12/23	CAD	505,000	214,727
Class J, 4.57% 4/12/23	CAD	505,000	202,782
Class K, 4.57% 4/12/23	CAD	253,000	96,027
Class L, 4.57% 4/12/23	CAD	757,000	271,833
Class M, 4.57% 4/12/23	CAD	2,222,418	406,993
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.1% 1/15/19 (b)(e)(f)		384,889	0
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 6.9844% 5/18/32 (e)(f)		2,500,000	1,966,893
Series 2001-C1 Class E, 6.31% 12/18/35		1,155,000	804,762
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (e)(f)		2,150,000	1,822,309
Class F6, 6.5% 2/18/34 (e)(f)		475,000	394,467
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (e)		2,630,000	1,472,800
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 1.0363% 9/15/09 (e)(f)		2,500,000	550,000
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 6.0432% 10/15/41 (e)(f)		1,229,280	259,786
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1883% 10/18/31 (e)(f)		5,163,000	4,354,858
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $331,777,306)			203,062,586
Nonconvertible Preferred Stocks - 2.9%
	Shares	Value
Banks and Thrifts - 0.0%
MFH Financial Trust I 9.50% (e)	16,845	$ 84,225
Homebuilding/Real Estate - 2.8%
Annaly Capital Management, Inc. Series A, 7.875%	79,155	1,603,680
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	202,125
Series T, 8.00%	103,000	1,144,330
Series U, 7.75%	16,000	172,000
Cedar Shopping Centers, Inc. 8.875%	34,311	435,407
CenterPoint Properties Trust Series D, 5.377%	2,775	832,500
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	577,800
Hersha Hospitality Trust Series A, 8.00%	17,122	159,235
Lexington Realty Trust 7.55%	20,000	167,000
Mid-America Apartment Communities, Inc. Series H, 8.30%	61,200	1,239,300
PS Business Parks, Inc. (depositary shares) Series L, 7.60%	44,000	723,800
Public Storage Series M, 6.625%	67,791	1,163,971
Strategic Hotel & Resorts, Inc. Series B, 8.25%	40,256	100,640
		8,521,788
Hotels - 0.1%
Innkeepers USA Trust Series C, 8.00%	35,000	17,500
Red Lion Hotels Capital Trust 9.50%	27,750	339,938
		357,438
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,969,137)		8,963,451
Floating Rate Loans - 0.3%
	Principal Amount (c)
Homebuilding/Real Estate - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 4.1263% 1/1/09 (f)	$ 142,038	71,019
Tranche M3, term loan 5.3763% 1/1/09 (f)	161,164	80,582
Tishman Speyer Properties term loan 2.22% 12/27/12 (f)	986,000	345,100
		496,701
Specialty Retailing - 0.2%
Toys 'R' US, Inc. term loan 3.4125% 12/8/09 (f)	1,149,282	522,923
TOTAL FLOATING RATE LOANS (Cost $2,418,349)		1,019,624
Interfund Loans - 1.8%
	Principal Amount (c)	Value
Fidelity Advisor Capital Development Fund, at 1.31% due 3/2/09 (d) (Cost $5,547,000)	$ 5,547,000	$ 5,547,000
Preferred Securities - 0.4%

Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,100,000	781
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	2,140,000	2
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(e)	2,515,000	0
Kent Funding III Ltd. 11/5/47 (a)(e)	1,100,000	0
		783
Homebuilding/Real Estate - 0.4%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	3,000,000	418,803
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	2,730,000	671,635
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (e)	1,100,000	218,963
		1,309,401
TOTAL PREFERRED SECURITIES (Cost $13,473,761)		1,310,184
Cash Equivalents - 6.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $19,441,000)	19,441,412	19,441,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $552,657,656)		300,636,999
NET OTHER ASSETS - 1.4%		4,161,753
NET ASSETS - 100%		$ 304,798,752
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Loan is with an affiliated fund.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,741,588 or 64.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,650,894 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,048,076
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 553,719
Class B4, 7% 9/25/41	11/2/01	$ 121,939
Class B5, 7% 9/25/41	11/2/01	$ 51,790
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,587,400
Class B4, 5.75% 12/25/42	3/25/03	$ 641,103
Class B5, 5.75% 12/25/42	3/25/03	$ 107,111
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 5.4679% 6/25/43	9/29/03	$ 122,732
Class 2B5, 5.4679% 6/25/43	9/29/03	$ 18,810
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.9738% 6/25/35	6/3/05	$ 943,960
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$19,441,000 due 3/02/09 at 0.25%
BNP Paribas Securities Corp.	$ 10,448,657
Barclays Capital, Inc.	2,522,552
Citigroup Global Markets, Inc.	1,441,458
HSBC Securities (USA), Inc.	720,729
J.P. Morgan Securities, Inc.	1,424,687
Societe Generale, New York Branch	2,882,917
$ 19,441,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 300,636,999	$ 8,046,726	$ 222,579,547	$ 70,010,726
Percentage of Market Value	100%	2.7%	74.0%	23.3%
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 88,494,287
Total Realized Gain (Loss)	(291,675)
Total Unrealized Gain (Loss)	(17,392,017)
Cost of Purchases	2,770,824
Proceeds of Sales	(1,787,431)
Amortization/Accretion	(3,303,559)
Transfer in/out of Level 3	1,520,297
Ending Balance	$ 70,010,726

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $552,652,871. Net unrealized depreciation aggregated $252,015,872, of which $1,851,670 related to appreciated investment securities and $253,867,542 related to depreciated investment securities.

At November 30, 2008, the fund had a capital loss carryforward of approximately $7,057,288 all of which will expire on November 30, 2016.
Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. During the year, instability in the credit markets for these asset classes resulted in less frequent observable market trading and fewer dealers valuing these securities. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events and changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent.

As of February 28, 2009, 17% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, vintage year of securities, collateral quality, credit enhancement, market transactions in comparable securities, various relationships between security values and yield to maturity, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009